UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-22920

The Advisors’ Inner Circle Fund III

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 446-3863

Date of fiscal year end: September 30, 2025

Date of reporting period: September 30, 2025

Item 1. Reports to Stockholders.

(a)	A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

The Advisors' Inner Circle Fund III

First Foundation Fixed Income Fund

Class A - FFBAX

Annual Shareholder Report: September 30, 2025

This annual shareholder report contains important information about Class A of the First Foundation Fixed Income Fund (the "Fund") for the period from October 1, 2024 to September 30, 2025. First Foundation Advisors serves as the sub-advisor for the Fund. You can find additional information about the Fund at https://www.firstfoundationinc.com/fixed-income-fund. You can also request this information by contacting us at 1-800-838-0191.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Foundation Fixed Income Fund, Class A	$123	1.21%

How did the Fund perform in the last year?

Performance Review: For the twelve-month period ended September 30, 2025, the Fund returned 3.92% for Class A shares, Without Load. The Fund’s benchmark, the Bloomberg US Aggregate Bond Index (USD) (TR), returned 2.88%, and the Fund’s Morningstar peer group, the Intermediate Core-Plus Bond Category, returned 3.40% over the same period. The outperformance over the past twelve months was primarily driven by the Fund’s proficiency and skill in credit selection.

Manager’s Discussion: The main challenge for 2025 has been navigating the fear of a potential economic slowdown given tight credit spreads in some areas of the fixed-income market against a backdrop of heightened political uncertainty, especially U.S. fiscal/tariff policy and Fed Independence. The ongoing situation, where the Federal Reserve is under direct political pressure from the President to lower rates, introduces significant risk to the central bank's operational independence.

Our conviction remains that an independent central bank is paramount for sustaining financial integrity. Any perception by global investors that the fed has been politicized could lead to irreparable financial harm, eroding the dollar’s status as the world’s reserve currency and undermining the long-term reliability of asset valuations. A policy of politically motivated low-interest rates is likely to fuel higher inflation, weaken the U.S. dollar, and create a dangerous misallocation of capital by distorting fundamental risk assessments in the market.

The steepening of the yield curve highlights this market's internal conflict. While the short end of the curve is pricing in expected rate cuts, reflecting a belief in near-term easing, the long end indicates lingering concerns over rising inflation, unsustainable fiscal deficits, and a loss of Fed credibility. Although U.S. long bonds have outperformed global sovereign debt, a drastically aggressive rate-cutting scenario, such as the hypothetical 3% reduction sought by the President, would almost certainly mobilize the market forces that sell government bonds in response to inflationary policies. A perception that the government is attempting to inflate away its fiscal challenges would drive long-dated Treasury yields sharply higher, significantly increasing borrowing costs for the government, corporations, and consumers, thereby negating the intended short-term economic boost from the rate cuts.

Given these dynamics—specifically the combination of historically inadequate compensation for risk and the looming macroeconomic uncertainties—we are maintaining a lower-than-normal position in credit. Our strategy is focused on capitalizing on mispriced securities and idiosyncratic opportunities in the market while keeping our portfolio's duration actively managed within a controlled range of 4.5 to 6.5. We see better days ahead to allocate towards credit and prefer to preserve our ability to dynamically allocate capital to risk if our ebullient markets were to change.

How did the Fund perform during the last 10 years?

Total Return Based on $10,000 Investment

First Foundation Fixed Income Fund

	Class A, With Load	Class A, Without Load	Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*
Sep/15	$9,575	$10,000	$10,000
Sep/16	$10,218	$10,672	$10,519
Sep/17	$10,429	$10,891	$10,527
Sep/18	$10,474	$10,939	$10,399
Sep/19	$11,077	$11,569	$11,470
Sep/20	$11,551	$12,063	$12,271
Sep/21	$12,095	$12,632	$12,161
Sep/22	$10,427	$10,890	$10,385
Sep/23	$10,635	$11,107	$10,452
Sep/24	$11,937	$12,466	$11,661
Sep/25	$12,405	$12,956	$11,998

The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-800-838-0191 for current month-end performance.

Footnote	Description
Footnote*	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.

Average Annual Total Returns as of September 30, 2025

Fund/Index Name	1 Year	5 Years	10 Years
First Foundation Fixed Income Fund
Class A, With Load	-0.47%	0.56%	2.18%
Class A, Without Load	3.92%	1.44%	2.62%
Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*	2.88%	-0.45%	1.84%

Key Fund Statistics as of September 30, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$72,574,458	130	$233,053	22%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference*

Mortgage-Backed Securities 40.3%
Financials 11.1%
U.S. Government Agency Obligations 8.7%
Utilities 8.6%
Health Care 5.9%
U.S. Treasury Obligations 5.0%
Asset-Backed Securities 3.9%
Industrials 3.8%
Energy 3.1%
Information Technology 3.0%
Municipal Bonds 2.1%
Registered Investment Companies 1.5%
Consumer Discretionary 0.8%
Real Estate 0.8%
Consumer Staples 0.3%
Communication Services 0.3%

Value	Value
Communication Services	0.3%
Consumer Staples	0.3%
Real Estate	0.8%
Consumer Discretionary	0.8%
Registered Investment Companies	1.5%
Municipal Bonds	2.1%
Information Technology	3.0%
Energy	3.1%
Industrials	3.8%
Asset-Backed Securities	3.9%
U.S. Treasury Obligations	5.0%
Health Care	5.9%
Utilities	8.6%
U.S. Government Agency Obligations	8.7%
Financials	11.1%
Mortgage-Backed Securities	40.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net Assets
GNMA, Ser 2023-150, Cl DC	5.500%	06/20/50	4.2%
U.S. Treasury Note	4.250%	05/15/35	2.8%
FHLMC	1.540%	08/17/35	2.6%
Intel	5.600%	02/21/54	2.6%
GNMA, Ser 2012-100, Cl BA	2.598%	08/16/52	2.5%
FHLMC, Ser 2022-5253, Cl PL	4.000%	08/25/52	2.5%
FNMA, Ser 2012-98, Cl WZ	4.000%	09/25/42	2.5%
Arbor Realty Trust	4.500%	03/15/27	2.3%
FRESB Mortgage Trust, Ser 2018-SB52, Cl A10F	3.480%	06/25/28	2.2%
GNMA, Ser 2024-45, Cl DB	5.500%	03/20/54	2.1%

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

Deloitte & Touche LLP resigned as the Fund's auditors, effective December 4, 2024. PricewaterhouseCoopers LLP was approved as the Fund's new auditors on December 4, 2024.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-800-838-0191

  https://www.firstfoundationinc.com/fixed-income-fund

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-800-838-0191 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

First Foundation Fixed Income Fund

The Advisors' Inner Circle Fund III/Class A - FFBAX

Annual Shareholder Report: September 30, 2025

FFBAX-AR-2025

The Advisors' Inner Circle Fund III

First Foundation Fixed Income Fund

Class Y - FFBYX

Annual Shareholder Report: September 30, 2025

This annual shareholder report contains important information about Class Y of the First Foundation Fixed Income Fund (the "Fund") for the period from October 1, 2024 to September 30, 2025. First Foundation Advisors serves as the sub-advisor for the Fund. You can find additional information about the Fund at https://www.firstfoundationinc.com/fixed-income-fund. You can also request this information by contacting us at 1-800-838-0191.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Foundation Fixed Income Fund, Class Y	$98	0.96%

How did the Fund perform in the last year?

Performance Review: For the twelve-month period ended September 30, 2025, the Fund returned 4.17% for Class Y shares. The Fund’s benchmark, the Bloomberg US Aggregate Bond Index (USD) (TR), returned 2.88%, and the Fund’s Morningstar peer group, the Intermediate Core-Plus Bond Category, returned 3.40% over the same period. The outperformance over the past twelve months was primarily driven by the Fund’s proficiency and skill in credit selection.

Manager’s Discussion: The main challenge for 2025 has been navigating the fear of a potential economic slowdown given tight credit spreads in some areas of the fixed-income market against a backdrop of heightened political uncertainty, especially U.S. fiscal/tariff policy and Fed Independence. The ongoing situation, where the Federal Reserve is under direct political pressure from the President to lower rates, introduces significant risk to the central bank's operational independence.

Our conviction remains that an independent central bank is paramount for sustaining financial integrity. Any perception by global investors that the fed has been politicized could lead to irreparable financial harm, eroding the dollar’s status as the world’s reserve currency and undermining the long-term reliability of asset valuations. A policy of politically motivated low-interest rates is likely to fuel higher inflation, weaken the U.S. dollar, and create a dangerous misallocation of capital by distorting fundamental risk assessments in the market.

The steepening of the yield curve highlights this market's internal conflict. While the short end of the curve is pricing in expected rate cuts, reflecting a belief in near-term easing, the long end indicates lingering concerns over rising inflation, unsustainable fiscal deficits, and a loss of Fed credibility. Although U.S. long bonds have outperformed global sovereign debt, a drastically aggressive rate-cutting scenario, such as the hypothetical 3% reduction sought by the President, would almost certainly mobilize the market forces that sell government bonds in response to inflationary policies. A perception that the government is attempting to inflate away its fiscal challenges would drive long-dated Treasury yields sharply higher, significantly increasing borrowing costs for the government, corporations, and consumers, thereby negating the intended short-term economic boost from the rate cuts.

Given these dynamics—specifically the combination of historically inadequate compensation for risk and the looming macroeconomic uncertainties—we are maintaining a lower-than-normal position in credit. Our strategy is focused on capitalizing on mispriced securities and idiosyncratic opportunities in the market while keeping our portfolio's duration actively managed within a controlled range of 4.5 to 6.5. We see better days ahead to allocate towards credit and prefer to preserve our ability to dynamically allocate capital to risk if our ebullient markets were to change.

How did the Fund perform during the last 10 years?

Total Return Based on $10,000 Investment

	First Foundation Fixed Income Fund, Class Y	Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*
Sep/15	$10,000	$10,000
Sep/16	$10,699	$10,519
Sep/17	$10,947	$10,527
Sep/18	$11,021	$10,399
Sep/19	$11,685	$11,470
Sep/20	$12,216	$12,271
Sep/21	$12,823	$12,161
Sep/22	$11,081	$10,385
Sep/23	$11,331	$10,452
Sep/24	$12,750	$11,661
Sep/25	$13,282	$11,998

The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-800-838-0191 for current month-end performance.

Footnote	Description
Footnote*	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.

Average Annual Total Returns as of September 30, 2025

Fund/Index Name	1 Year	5 Years	10 Years
First Foundation Fixed Income Fund, Class Y	4.17%	1.69%	2.88%
Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*	2.88%	-0.45%	1.84%

Key Fund Statistics as of September 30, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$72,574,458	130	$233,053	22%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference*

Value	Value
Communication Services	0.3%
Consumer Staples	0.3%
Real Estate	0.8%
Consumer Discretionary	0.8%
Registered Investment Companies	1.5%
Municipal Bonds	2.1%
Information Technology	3.0%
Energy	3.1%
Industrials	3.8%
Asset-Backed Securities	3.9%
U.S. Treasury Obligations	5.0%
Health Care	5.9%
Utilities	8.6%
U.S. Government Agency Obligations	8.7%
Financials	11.1%
Mortgage-Backed Securities	40.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net Assets
GNMA, Ser 2023-150, Cl DC	5.500%	06/20/50	4.2%
U.S. Treasury Note	4.250%	05/15/35	2.8%
FHLMC	1.540%	08/17/35	2.6%
Intel	5.600%	02/21/54	2.6%
GNMA, Ser 2012-100, Cl BA	2.598%	08/16/52	2.5%
FHLMC, Ser 2022-5253, Cl PL	4.000%	08/25/52	2.5%
FNMA, Ser 2012-98, Cl WZ	4.000%	09/25/42	2.5%
Arbor Realty Trust	4.500%	03/15/27	2.3%
FRESB Mortgage Trust, Ser 2018-SB52, Cl A10F	3.480%	06/25/28	2.2%
GNMA, Ser 2024-45, Cl DB	5.500%	03/20/54	2.1%

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

Deloitte & Touche LLP resigned as the Fund's auditors, effective December 4, 2024. PricewaterhouseCoopers LLP was approved as the Fund's new auditors on December 4, 2024.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-800-838-0191

  https://www.firstfoundationinc.com/fixed-income-fund

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-800-838-0191 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

First Foundation Fixed Income Fund

The Advisors' Inner Circle Fund III/Class Y - FFBYX

Annual Shareholder Report: September 30, 2025

FFBYX-AR-2025

The Advisors' Inner Circle Fund III

First Foundation Total Return Fund

Class A - FBBAX

Annual Shareholder Report: September 30, 2025

This annual shareholder report contains important information about Class A of the First Foundation Total Return Fund (the "Fund") for the period from October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.firstfoundationinc.com/total-return-fund. You can also request this information by contacting us at 1-800-838-0191.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Foundation Total Return Fund, Class A	$134	1.32%

How did the Fund perform in the last year?

Performance Review: For the twelve-month period ended September 30, 2025, the Fund returned 3.62% for Class A shares, Without Load. The Fund’s benchmark, the Bloomberg US Aggregate Bond Index (USD) (TR), returned 2.88%. The outperformance over the past twelve months was primarily driven by the Fund’s proficiency and skill in credit selection.

Manager’s Discussion: The Fund seeks to maximize total return by investing primarily in a combination of U.S. and International equity securities balanced in a moderate manner with domestic fixed income securities. We utilize an active approach to asset allocation and hold concentrated positions. Our valuation discipline across asset classes and independent insights ensures that each investment candidate is evaluated from varying perspectives and ideas compete for capital.

During an ebullient period in the last twelve months ending September 30, both the stock and bond market were positive. Bond and equity markets have excited themselves on the prospects for lower interest rates and the chances global trade and conflicts may calm down.

While we are excited about the potential for global peace and less restrictive financial conditions our approach remains disciplined finding more attractive investment candidates globally than in our excitable domestic market. According to Bloomberg, the unadjusted beta of our modestly priced growth businesses and our ballast companies (DOW Jones Industrial type stocks) has fallen to just 0.69 - a level we don't find on offer in many corners of the market. Low correlation with the market is not entirely new for us but we take great care in renewing that capability especially when the markets have moved aggressively higher and with such narrow underpinning.

The S&P 500® Index market now trades at 24X forward earnings, a level higher than its three peak multiples over the last 25 years (2007, 2020 and 2022). The S&P 500® Index equally weighted portfolio isn 't much safer with it in the 90th percentile of expensive. In this light, we have derisked the portfolio and have trailed our aforementioned benchmarks. Being willing to express our view in an independent manner has led us away from the major equity and bond index weights which we also believe to be superior from a risk standpoint. The Fund has not lowered our equity weighting all that much, remaining our stance in the mid 60% range but we believe our forward correlation has shrunk in every major investment where we are in the equity portion of the capital structure while our fixed income has also virtually eliminated the small amount of credit risk we were taking as our low duration bond portfolio is now essentially fixed income from the US government which enhances liquidity and preserves our ability to dynamically allocate capital if our ebullient markets were to change.

How did the Fund perform during the last 10 years?

Total Return Based on $10,000 Investment

First Foundation Total Return Fund

	Class A, With Load	Class A, Without Load	S&P 500 Index (USD) (TR)Footnote Reference*	Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*
Sep/15	$9,425	$10,000	$10,000	$10,000
Sep/16	$10,545	$11,188	$11,543	$10,519
Sep/17	$11,798	$12,518	$13,691	$10,527
Sep/18	$11,936	$12,664	$16,143	$10,399
Sep/19	$11,999	$12,731	$16,830	$11,470
Sep/20	$12,047	$12,782	$19,380	$12,271
Sep/21	$16,154	$17,139	$25,194	$12,161
Sep/22	$15,313	$16,248	$21,296	$10,385
Sep/23	$19,179	$20,349	$25,900	$10,452
Sep/24	$22,277	$23,636	$35,315	$11,661
Sep/25	$23,084	$24,492	$41,530	$11,998

The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-800-838-0191 for current month-end performance.

Footnote	Description
Footnote*	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.

Average Annual Total Returns as of September 30, 2025

Fund/Index Name	1 Year	5 Years	10 Years
First Foundation Total Return Fund
Class A, With Load	-2.35%	12.55%	8.73%
Class A, Without Load	3.62%	13.89%	9.37%
S&P 500 Index (USD) (TR)Footnote Reference*	17.60%	16.47%	15.30%
Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*	2.88%	-0.45%	1.84%

Key Fund Statistics as of September 30, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$84,521,099	69	$456,827	22%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference*

Communication Services 25.6%
U.S. Treasury Obligations 18.7%
Financials 13.5%
Industrials 12.5%
Energy 10.1%
Consumer Discretionary 5.5%
Health Care 4.9%
Real Estate 4.5%
Materials 2.5%
U.S. Government Agency Obligations 0.8%
Consumer Staples 0.6%
Mortgage-Backed Securities 0.5%
Asset-Backed Security 0.0%
Warrants 0.0%
Special Purpose Acquisition Company 0.0%

Value	Value
Special Purpose Acquisition Company	0.0%
Warrants	0.0%
Asset-Backed Security	0.0%
Mortgage-Backed Securities	0.5%
Consumer Staples	0.6%
U.S. Government Agency Obligations	0.8%
Materials	2.5%
Real Estate	4.5%
Health Care	4.9%
Consumer Discretionary	5.5%
Energy	10.1%
Industrials	12.5%
Financials	13.5%
U.S. Treasury Obligations	18.7%
Communication Services	25.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net Assets
Cie de L'Odet	—	—	8.3%
Bollore	—	—	8.3%
U.S. Treasury Notes	0.875%	11/15/30	6.0%
Lagardere	—	—	5.0%
CANAL+SA	—	—	4.9%
PrairieSky Royalty	—	—	4.5%
International Workplace Group	—	—	4.5%
Burford Capital	—	—	4.2%
Suncor Energy	—	—	3.9%
U.S. Treasury Notes	3.875%	08/15/33	3.2%

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

Deloitte & Touche LLP resigned as the Fund's auditors, effective December 4, 2024. PricewaterhouseCoopers LLP was approved as the Fund's new auditors on December 4, 2024.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-800-838-0191

  https://www.firstfoundationinc.com/total-return-fund

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-800-838-0191 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

First Foundation Total Return Fund

The Advisors' Inner Circle Fund III/Class A - FBBAX

Annual Shareholder Report: September 30, 2025

FBBAX-AR-2025

The Advisors' Inner Circle Fund III

First Foundation Total Return Fund

Class Y - FBBYX

Annual Shareholder Report: September 30, 2025

This annual shareholder report contains important information about Class Y of the First Foundation Total Return Fund (the "Fund") for the period from October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.firstfoundationinc.com/total-return-fund. You can also request this information by contacting us at 1-800-838-0191.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Foundation Total Return Fund, Class Y	$109	1.07%

How did the Fund perform in the last year?

Performance Review: For the twelve-month period ended September 30, 2025, the Fund returned 3.86% for Class Y shares. The Fund’s benchmark, the Bloomberg US Aggregate Bond Index (USD) (TR), returned 2.88%. The outperformance over the past twelve months was primarily driven by the Fund’s proficiency and skill in credit selection.

Manager’s Discussion: The Fund seeks to maximize total return by investing primarily in a combination of U.S. and International equity securities balanced in a moderate manner with domestic fixed income securities. We utilize an active approach to asset allocation and hold concentrated positions. Our valuation discipline across asset classes and independent insights ensures that each investment candidate is evaluated from varying perspectives and ideas compete for capital.

During an ebullient period in the last twelve months ending September 30, both the stock and bond market were positive. Bond and equity markets have excited themselves on the prospects for lower interest rates and the chances global trade and conflicts may calm down.

While we are excited about the potential for global peace and less restrictive financial conditions our approach remains disciplined finding more attractive investment candidates globally than in our excitable domestic market. According to Bloomberg, the unadjusted beta of our modestly priced growth businesses and our ballast companies (DOW Jones Industrial type stocks) has fallen to just 0.69 - a level we don't find on offer in many corners of the market. Low correlation with the market is not entirely new for us but we take great care in renewing that capability especially when the markets have moved aggressively higher and with such narrow underpinning.

The S&P 500® Index market now trades at 24X forward earnings, a level higher than its three peak multiples over the last 25 years (2007, 2020 and 2022). The S&P 500® Index equally weighted portfolio isn 't much safer with it in the 90th percentile of expensive. In this light, we have derisked the portfolio and have trailed our aforementioned benchmarks. Being willing to express our view in an independent manner has led us away from the major equity and bond index weights which we also believe to be superior from a risk standpoint. The Fund has not lowered our equity weighting all that much, remaining our stance in the mid 60% range but we believe our forward correlation has shrunk in every major investment where we are in the equity portion of the capital structure while our fixed income has also virtually eliminated the small amount of credit risk we were taking as our low duration bond portfolio is now essentially fixed income from the US government which enhances liquidity and preserves our ability to dynamically allocate capital if our ebullient markets were to change.

How did the Fund perform during the last 10 years?

Total Return Based on $10,000 Investment

	First Foundation Total Return Fund, Class Y	S&P 500 Index (USD) (TR)Footnote Reference*	Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*
Sep/15	$10,000	$10,000	$10,000
Sep/16	$11,214	$11,543	$10,519
Sep/17	$12,577	$13,691	$10,527
Sep/18	$12,754	$16,143	$10,399
Sep/19	$12,848	$16,830	$11,470
Sep/20	$12,936	$19,380	$12,271
Sep/21	$17,389	$25,194	$12,161
Sep/22	$16,523	$21,296	$10,385
Sep/23	$20,740	$25,900	$10,452
Sep/24	$24,156	$35,315	$11,661
Sep/25	$25,088	$41,530	$11,998

The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-800-838-0191 for current month-end performance.

Footnote	Description
Footnote*	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.

Average Annual Total Returns as of September 30, 2025

Fund/Index Name	1 Year	5 Years	10 Years
First Foundation Total Return Fund, Class Y	3.86%	14.16%	9.63%
S&P 500 Index (USD) (TR)Footnote Reference*	17.60%	16.47%	15.30%
Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*	2.88%	-0.45%	1.84%

Key Fund Statistics as of September 30, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$84,521,099	69	$456,827	22%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference*

Value	Value
Special Purpose Acquisition Company	0.0%
Warrants	0.0%
Asset-Backed Security	0.0%
Mortgage-Backed Securities	0.5%
Consumer Staples	0.6%
U.S. Government Agency Obligations	0.8%
Materials	2.5%
Real Estate	4.5%
Health Care	4.9%
Consumer Discretionary	5.5%
Energy	10.1%
Industrials	12.5%
Financials	13.5%
U.S. Treasury Obligations	18.7%
Communication Services	25.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net Assets
Cie de L'Odet	—	—	8.3%
Bollore	—	—	8.3%
U.S. Treasury Notes	0.875%	11/15/30	6.0%
Lagardere	—	—	5.0%
CANAL+SA	—	—	4.9%
PrairieSky Royalty	—	—	4.5%
International Workplace Group	—	—	4.5%
Burford Capital	—	—	4.2%
Suncor Energy	—	—	3.9%
U.S. Treasury Notes	3.875%	08/15/33	3.2%

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

Deloitte & Touche LLP resigned as the Fund's auditors, effective December 4, 2024. PricewaterhouseCoopers LLP was approved as the Fund's new auditors on December 4, 2024.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-800-838-0191

  https://www.firstfoundationinc.com/total-return-fund

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-800-838-0191 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

First Foundation Total Return Fund

The Advisors' Inner Circle Fund III/Class Y - FBBYX

Annual Shareholder Report: September 30, 2025

FBBYX-AR-2025

(b)	Not applicable.

Item 2. Code of Ethics.

The Registrant (also referred to as the “Trust”) has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, controller or principal accounting officer, and any person who performs a similar function. There have been no amendments to or waivers granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant’s board of trustees has determined that the Registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The Registrant’s audit committee financial experts are Thomas P. Lemke and Jay Nadel, and each of Mr. Lemke and Mr. Nadel are “independent”, as that term is defined in Form N-CSR Item 3(a)(2).

Item 4. Principal Accountant Fees and Services.

Fees billed by PricewaterhouseCoopers LLP (“PwC”) related to The Advisors’ Inner Circle Fund III (the aforementioned “Trust”).

PwC billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:

		FYE September 30, 2025			FYE September 30, 2024
		All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees(1)	$228,709	None	None	$808,066	None	None
(b)	Audit-Related Fees	None	None	None	None	None	None
(c)	Tax Fees	None	None	None	None	None	$25,000(2)
(d)	All Other Fees	None	None	None	None	None	None

Fees billed by Ernst & Young LLP (“E&Y”) relate to the Trust.

E&Y billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:

		FYE September 30, 2025			FYE September 30, 2024
		All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees(1)	$144,346	None	None	$138,792	None	None
(b)	Audit-Related Fees	None	None	None	None	None	None
(c)	Tax Fees	$32,365(3)	None	None	$22,476(3)	None	None
(d)	All Other Fees	None	None	None	None	None	None

Fees billed by Cohen & Company, Ltd. (“Cohen & Co”) relate to the Trust.

Cohen & Co billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:

		FYE September 30, 2025			FYE September 30, 2024
		All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees(1)	$101,000	None	None	None	None	None
(b)	Audit-Related Fees	None	None	None	None	None	None
(c)	Tax Fees	None	None	None	None	None	None
(d)	All Other Fees	None	None	None	None	None	None

Notes:

(1)	Audit fees include amounts related to the audit of the Trust’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.
(2)	Tax return preparation fees for affiliates of the Funds.
(3)	Tax Fees for UK Reporting Fund Status.

(e)(1) The Trust’s Audit Committee has adopted and the Board of Trustees has ratified an Audit and Non-Audit Services Pre-Approval Policy (the “Policy”), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor of the Funds may be pre-approved.

The Policy provides that all requests or applications for proposed services to be provided by the independent auditor must be submitted to the Registrant’s Chief Financial Officer (“CFO”) and must include a detailed description of the services proposed to be rendered. The CFO will determine whether such services:

(1)	require specific pre-approval;

(2)	are included within the list of services that have received the general pre-approval of the Audit Committee pursuant to the Policy; or

(3)	have been previously pre-approved in connection with the independent auditor’s annual engagement letter for the applicable year or otherwise. In any instance where services require pre-approval, the Audit Committee will consider whether such services are consistent with SEC’s rules and whether the provision of such services would impair the auditor’s independence.

Requests or applications to provide services that require specific pre-approval by the Audit Committee will be submitted to the Audit Committee by the CFO. The Audit Committee will be informed by the CFO on a quarterly basis of all services rendered by the independent auditor. The Audit Committee has delegated specific pre-approval authority to either the Audit Committee Chair or financial expert; provided that the estimated fee for any such proposed pre-approved service does not exceed $100,000 and any pre-approval decisions are reported to the Audit Committee at its next regularly-scheduled meeting.

Services that have received the general pre-approval of the Audit Committee are identified and described in the Policy. In addition, the Policy sets forth a maximum fee per engagement with respect to each identified service that has received general pre-approval.

All services to be provided by the independent auditor shall be provided pursuant to a signed written engagement letter with the Registrant, the investment adviser, or applicable control affiliate (except that matters as to which an engagement letter would be impractical because of timing issues or because the matter is small may not be the subject of an engagement letter) that sets forth both the services to be provided by the independent auditor and the total fees to be paid to the independent auditor for those services.

In addition, the Audit Committee has determined to take additional measures on an annual basis to meet the Audit Committee’s responsibility to oversee the work of the independent auditor and to assure the auditor's independence from the Registrant, such as (a) reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and the Registrant, and (b) discussing with the independent auditor the independent auditor’s methods and procedures for ensuring independence.

(e)(2)	Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (PwC):

	FYE September 30, 2025	FYE September 30, 2024
Audit-Related Fees	None	None
Tax Fees	None	None
All Other Fees	None	None

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (E&Y):

	FYE September 30, 2025	FYE September 30, 2024
Audit-Related Fees	None	None
Tax Fees	None	None
All Other Fees	None	None

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (Cohen & Co):

	FYE September 30, 2025	FYE September 30, 2024
Audit-Related Fees	None	None
Tax Fees	None	None
All Other Fees	None	None

(f) Not applicable.

(g) The aggregate non-audit fees and services billed by PwC for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal-years-ended September 30th were $0 and $25,000 for 2025 and 2024, respectively.

(g) The aggregate non-audit fees and services billed by E&Y for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal-years-ended September 30th were $32,365 and $22,476 for 2025 and 2024, respectively.

(g) The aggregate non-audit fees and services billed by Cohen & Co for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal-years-ended September 30th were $0 and $0 for 2025 and 2024, respectively.

(h) During the past fiscal year, all non-audit services provided by the Registrant’s principal accountant to either the Registrant’s investment adviser or to any entity controlling, controlled by, or under common control with the Registrant’s investment adviser that provides ongoing services to the Registrant were pre-approved by the Audit Committee of Registrant’s Board of Trustees. Included in the Audit Committee’s pre-approval of these non-audit service were the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.

(i)       Not applicable. The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.

(j) Not applicable. The Registrant is not a “foreign issuer,” as defined in 17 CFR § 240.3b-4e.

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6. Schedule of Investments.

(a) The Schedule of Investments is included as part of the Financial Statements and Other Information filed under Item 7 of this form.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial statements and financial highlights are filed herein.

The Advisors’ Inner Circle Fund III

First Foundation Fixed Income Fund

First Foundation Total Return Fund

ANNUAL FINANCIALS AND OTHER INFORMATION

September 30, 2025

Investment Adviser:

Brookmont Capital Management, LLC

THE ADVISORS’ INNER CIRCLE FUND III	BROOKMONT FUNDS SEPTEMBER 30, 2025

TABLE OF CONTENTS

Financial Statements (Form N-CSR Item 7)
Schedules of Investments	1
Statements of Assets and Liabilities	16
Statements of Operations	18
Statements of Changes in Net Assets	19
Financial Highlights	21
Notes to Financial Statements	26
Report of Independent Registered Public Accounting Firm	44
Notice to Shareholders (Unaudited)	45
Other Information (Form N-CSR Items 8-11) (Unaudited)	46

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION FIXED INCOME FUND SEPTEMBER 30, 2025

Schedule of Investments
Mortgage-Backed Securities — 40.3%
	Principal Amount ($)	Value ($)
AGENCY MORTGAGE-BACKED SECURITIES — 39.8%
FHLMC, Series 2022-5253, Class PL
4.00%, 08/25/52	2,000,000	1,796,856
FHLMC
4.00%, 05/01/44	278,685	269,472
5.00%, 06/01/41	54,294	55,669
FNMA, Series 2010-16, Class PA
4.50%, 02/25/40	11,917	11,941
FNMA, Series 2023-70, Class B
5.25%, 01/25/54	779,277	782,969
FNMA, Series M3, Class X1
2.01%, 11/25/33 (a)(b)	8,973,840	574,547
FNMA, Series 2015-45, Class ZY
2.50%, 07/25/45	1,289,770	1,114,251
FNMA
3.00%, 02/01/43 to 06/01/43 (c)	1,187,680	1,092,007
3.50%, 11/01/42 to 02/01/43 (c)	509,717	480,875
4.00%, 01/01/41 to 03/01/44 (c)	384,531	373,362
4.50%, 10/01/39 to 04/01/41 (c)	477,517	478,393
5.00%, 06/01/41	59,830	61,273
FNMA, Series 2012-98, Class WZ
4.00%, 09/25/42	1,839,979	1,792,420
FRESB Mortgage Trust, Series 2018-SB52, Class A10F
3.48%, 06/25/28 (a)	1,600,546	1,569,831
FRESB Mortgage Trust, Series 2017-SB42, Class A10F
2.96%, 10/25/27 (a)	731,501	713,743
GNMA, Series 2018-68, Class B
3.00%, 02/16/59 (a)	1,000,000	850,864
GNMA, Series 2023-111, Class ML
5.50%, 05/20/45	1,000,000	1,023,106
GNMA, Series 2024-45, Class DB
5.50%, 03/20/54	1,500,000	1,517,506
GNMA, Series 2017-24, Class A
2.25%, 09/16/44	45,694	44,668
GNMA, Series 2018-129, Class AG
3.10%, 05/16/59	58,189	57,647
GNMA, Series 2017-106, Class AC
2.60%, 04/16/51	135,395	124,446
GNMA, Series 2018-156, Class AD
3.25%, 08/16/59 (a)	313,181	293,027

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION FIXED INCOME FUND SEPTEMBER 30, 2025

Mortgage-Backed Securities (continued)
	Principal Amount ($)	Value ($)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
GNMA, Series 2023-1, Class AL
5.00%, 01/20/53	1,500,000	1,467,664
GNMA, Series 2012-83, Class AK
3.19%, 12/16/53 (a)	532,038	481,710
GNMA
2.50%, 06/20/51	591,334	495,805
3.50%, 05/20/43	343,028	324,591
4.00%, 01/20/41 to 04/20/43 (c)	320,690	310,010
GNMA, Series 2017-46, Class A
2.50%, 11/16/57	290,718	239,944
GNMA, Series 2018-3, Class AG
2.50%, 10/16/58	182,463	157,067
GNMA, Series 2020-3, Class AH
2.50%, 02/16/62	940,672	775,946
GNMA, Series 2019-55, Class AH
3.15%, 03/16/61 (a)	698,674	610,583
GNMA, Series 2023-147, Class BD
6.00%, 03/20/51	572,819	575,109
GNMA, Series 2019-2, Class AE
3.25%, 03/16/59	484,840	461,668
GNMA, Series 2017-70, Class AE
2.60%, 10/16/58	481,658	412,383
GNMA, Series 2017-69, Class AS
2.75%, 02/16/58	470,486	433,232
GNMA, Series 2022-146, Class PA
4.00%, 06/20/52	970,777	950,690
GNMA, Series 2020-8, Class AH
2.55%, 01/16/62	1,157,367	957,315
GNMA, Series 2023-150, Class DC
5.50%, 06/20/50	3,000,000	3,068,656
GNMA, Series 2024-45, Class JZ
5.50%, 03/20/54	244,304	242,082
GNMA, Series 2012-100, Class BA
2.60%, 08/16/52 (a)	2,161,719	1,838,733
		28,882,061
NON-AGENCY MORTGAGE-BACKED SECURITIES — 0.5%
JPMBB Commercial Mortgage Securities Trust, Series 2014-C18, Class C
4.65%, 02/15/47 (a)	100,000	96,120

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION FIXED INCOME FUND SEPTEMBER 30, 2025

Mortgage-Backed Securities (continued)
	Principal Amount ($)	Value ($)
NON-AGENCY MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C10, Class C
4.08%, 07/15/46 (a)	191,000	175,686
Small Business Administration
PRIME + -2.650%, 4.85%, 06/25/34 (a)	70,576	69,965
		341,771
Total Mortgage-Backed Securities
(Cost $30,019,271)		29,223,832

Corporate Obligations — 35.6%

CONSUMER DISCRETIONARY — 0.8%
Aptiv Swiss Holdings
H15T5Y + 3.385%, 6.88%, 12/15/54 (a)	250,000	255,412
LKQ
6.25%, 06/15/33	325,000	346,823
		602,235
CONSUMER STAPLES — 0.3%
Walgreens Boots Alliance
4.65%, 06/01/46	250,000	240,725

ENERGY — 3.1%
Enbridge
H15T5Y + 4.431%, 8.50%, 01/15/84 (a)	1,250,000	1,429,644
Energy Transfer
5.95%, 10/01/43	250,000	246,833
H15T5Y + 4.020%, 8.00%, 05/15/54 (a)	500,000	534,311
		2,210,788
FINANCIALS — 10.1%
Arbor Realty Trust
4.50%, 03/15/27	1,750,000	1,682,240
Citigroup
H15T10Y + 2.757%, 7.00% (a) (d)	500,000	531,075
Everest Reinsurance Holdings
TSFR3M + 2.647%, 6.86%, 05/15/37 (a)	1,000,000	952,829
Lincoln National
TSFR3M + 2.302%, 6.63%, 04/20/67 (a)	1,650,000	1,377,382
TSFR3M + 2.619%, 6.80%, 05/17/66 (a)	1,750,000	1,504,018
LPL Holdings
6.00%, 05/20/34	500,000	522,438
Oaktree Specialty Lending
7.10%, 02/15/29	200,000	206,849

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION FIXED INCOME FUND SEPTEMBER 30, 2025

Corporate Obligations (continued)
	Principal Amount ($)	Value ($)
FINANCIALS (continued)
PNC Financial Services Group
H15T7Y + 2.808%, 6.25% (a) (d)	500,000	513,051
		7,289,882
HEALTH CARE — 5.9%
Bayer US Finance II
4.88%, 06/25/48 (e)	250,000	211,039
CVS Health
6.13%, 09/15/39	725,000	754,684
H15T5Y + 2.886%, 7.00%, 03/10/55 (a)	250,000	262,436
CVS Pass-Through Trust
6.04%, 12/10/28	23,377	23,862
DENTSPLY SIRONA
H15T5Y + 4.379%, 8.38%, 09/12/55 (a)	250,000	257,659
Elevance Health
5.85%, 11/01/64	500,000	497,603
Humana
5.55%, 05/01/35	500,000	509,379
5.75%, 04/15/54	1,525,000	1,455,596
UnitedHealth Group
5.80%, 03/15/36	250,000	267,769
		4,240,027
INDUSTRIALS — 3.8%
BNSF Funding Trust I
US0003M + 2.350%, 6.61%, 12/15/55 (a)	500,000	499,486
Boeing
3.30%, 03/01/35	50,000	42,968
5.81%, 05/01/50	750,000	749,298
6.63%, 02/15/38	250,000	277,027
Booz Allen Hamilton
5.95%, 04/15/35	750,000	781,880
Leidos Holdings
5.95%, 12/01/40	150,000	153,968
Southwest Airlines
7.38%, 03/01/27	250,000	258,992
		2,763,619
INFORMATION TECHNOLOGY — 3.0%
AppLovin
5.38%, 12/01/31	250,000	258,619
Intel
5.60%, 02/21/54	2,000,000	1,920,355
		2,178,974

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION FIXED INCOME FUND SEPTEMBER 30, 2025

Corporate Obligations (continued)
	Principal Amount ($)	Value ($)
UTILITIES — 8.6%
American Electric Power
H15T5Y + 2.750%, 7.05%, 12/15/54 (a)	500,000	522,801
Dominion Energy
H15T5Y + 2.386%, 6.88%, 02/01/55 (a)	1,250,000	1,308,343
Duke Energy
H15T5Y + 2.588%, 6.45%, 09/01/54 (a)	500,000	528,139
Edison International
H15T5Y + 4.698%, 5.38% (a) (d)	725,000	703,880
Nevada Power
H15T5Y + 1.936%, 6.25%, 05/15/55 (a)	1,250,000	1,267,625
NextEra Energy Capital Holdings
H15T5Y + 2.457%, 6.75%, 06/15/54 (a)	250,000	268,683
NiSource
H15T5Y + 2.451%, 6.95%, 11/30/54 (a)	350,000	364,222
Pacific Gas and Electric
4.95%, 07/01/50	1,525,000	1,308,887
		6,272,580
Total Corporate Obligations
(Cost $24,646,706)		25,798,830

U.S. Government Agency Obligations — 8.7%

FFCB
1.88%, 2/11/2036	1,000,000	773,642
2.71%, 12/1/2036	389,000	324,039
2.74%, 4/1/2041	500,000	381,480
4.55%, 2/17/2033	1,000,000	989,450
4.70%, 8/16/2032	175,000	174,574
FHLB
2.00%, 2/25/2036	500,000	387,941
3.00%, 2/24/2037	500,000	426,608
5.70%, 3/25/2044	250,000	247,656
FHLMC MTN
1.54%, 8/17/2035	2,500,000	1,920,409
2.00%, 10/29/2040	1,000,000	688,636

Total U.S. Government Agency Obligations
(Cost $6,412,416)		6,314,435

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION FIXED INCOME FUND SEPTEMBER 30, 2025

U.S. Treasury Obligations — 5.0%
	Principal Amount ($)	Value ($)
U.S. Treasury Bonds
2.75%, 11/15/2047	1,000,000	722,773
3.00%, 8/15/2052	1,250,000	914,258
U.S. Treasury Note
4.25%, 5/15/2035	2,000,000	2,018,437

Total U.S. Treasury Obligations
(Cost $3,717,505)		3,655,468

Asset-Backed Securities — 3.9%

SBA Small Business Investment Company, Series 2023-10B, Class 1
5.69%, 9/10/2033	1,267,921	1,316,186
SBA Small Business Investment Company, Series 2018-10B, Class 1
3.55%, 9/10/2028	519,975	514,120
SBA Small Business Investment Company, Series 2018-10A, Class 1
3.19%, 3/10/2028	355,009	347,521
Small Business Administration, Series 2018-20H, Class 1
3.58%, 8/1/2038	648,932	623,890

Total Asset-Backed Securities
(Cost $2,807,081)		2,801,717

Municipal Bonds — 2.1%

CALIFORNIA — 1.1%
Modesto Irrigation District RB
7.20%, 10/01/40	500,000	571,363
San Francisco City & County Redevelopment Financing Authority TA
8.26%, 08/01/29	240,000	258,112
		829,475
MICHIGAN — 0.1%
Comstock Park Public Schools GO
Insured: Q-SBLF
6.30%, 05/01/26	70,000	70,134

NEW YORK — 0.4%
Port Authority of New York & New Jersey RB
4.46%, 10/01/62	320,000	273,108

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION FIXED INCOME FUND SEPTEMBER 30, 2025

Municipal Bonds (continued)
	Principal Amount ($)	Value ($)
OREGON — 0.5%
Multnomah County School District No 1J Portland GO
ST INTERCEPT
2.40%, 06/30/38	500,000	382,804

Total Municipal Bonds
(Cost $1,581,140)		1,555,521

Preferred Stock — 2.1%
	Shares
COMMUNICATION SERVICES — 0.3%
Telephone and Data Systems 6.00% (d)	10,385	205,623

FINANCIALS — 1.0%
Arbor Realty Trust 6.38% (d)	1,335	24,818
Bank of Hawaii 8.00% (d)	25,389	663,922
Reinsurance Group of America 7.13%, 10/15/2052 (a)	51	1,318
RiverNorth/DoubleLine Strategic Opportunity Fund 4.38% (d)	976	16,700
		706,758
REAL ESTATE — 0.8%
CTO Realty Growth 6.38% (d)	27,486	585,454

UTILITIES — 0.0%
SCE Trust VI 5.00% (d)	25	426

Total Preferred Stock
(Cost $1,660,874)		1,498,261

Closed-End Mutual Funds — 1.5%

DoubleLine Income Solutions Fund	9,193	112,890
DoubleLine Opportunistic Credit Fund	295	4,596
PIMCO Dynamic Income Fund	10,000	198,000
PIMCO Dynamic Income Opportunities Fund	20,000	282,400
RiverNorth/DoubleLine Strategic Opportunity Fund	61,339	523,222

Total Closed-End Mutual Funds
(Cost $1,272,983)		1,121,108

Common Stock — 0.0%

HEALTH CARE — 0.0%
Mallinckrodt (f)(g)	59	5,403

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION FIXED INCOME FUND SEPTEMBER 30, 2025

Common Stock (continued)
	Shares	Value ($)
REAL ESTATE — 0.0%
Creative Media & Community Trust (g)	272	1,723

Total Common Stock
(Cost $403,287)		7,126

Total Investments - 99.2%		71,976,298
(Cost $72,521,263)
Other Assets & Liabilities, Net - 0.8%		598,160
Net Assets - 100.0%		72,574,458

(a)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(b)

Interest only security (“IO”). These types of securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.

(c)	Securities are grouped by coupon and represent a range of maturities.
(d)	Perpetual security with no stated maturity date.
(e)

Securities exempt from registration under Rule 144A of the 1933 Act. These securities may only be resold in transactions exempt from registration to qualified institutional buyers. The Board has determined these investments to be liquid. At September 30, 2025, these securities amounted to $211,039 or 0.3% of Net Assets of the Fund.

(f)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(g)	Non-income producing security.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION FIXED INCOME FUND SEPTEMBER 30, 2025

FFCB — Federal Farm Credit Bank
FHLB — Federal Home Loan Bank
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
FRESB — Freddie Mac Small Balance Mortgage Trust
GNMA — Government National Mortgage Association
GO — General Obligation
H15T5Y— US Treasury Yield Curve Rate T Note Constant Maturity 5 Year Rate
H15T7Y— US Treasury Yield Curve Rate T Note Constant Maturity 7 Year Rate
H15T10Y— US Treasury Yield Curve Rate T Note Constant Maturity 10 Year Rate
MTN — Medium Term Note
RB — Revenue Bond
TA — Tax Allocation
TSFR3M — Term Secured Overnight Financing Rate 3 Month
US0003M — ICE LIBOR USD 3 Month

The following is a summary of the inputs used as of September 30, 2025 in valuing the Fund’s investments carried at value:
Investments in Securities	Level 1	Level 2	Level 3†	Total
Mortgage-Backed Securities	$—	$29,223,832	$—	$29,223,832
Corporate Obligations	—	25,798,830	—	25,798,830
U.S. Government Agency Obligations	—	6,314,435	—	6,314,435
U.S. Treasury Obligations	—	3,655,468	—	3,655,468
Asset-Backed Securities	—	2,801,717	—	2,801,717
Municipal Bonds	—	1,555,521	—	1,555,521
Preferred Stock	1,498,261	—	—	1,498,261
Closed-End Mutual Funds	1,121,108	—	—	1,121,108
Common Stock	1,723	—	5,403	7,126
Total Investments in Securities	$2,621,092	$69,349,803	$5,403	$71,976,298

† A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Portfolio has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

Amounts designated as “—” are $0 or have been rounded to $0.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION TOTAL RETURN FUND SEPTEMBER 30, 2025

Schedule of Investments
Common Stock — 79.7%
	Shares	Value ($)
CANADA — 8.4%
ENERGY — 8.4%
PrairieSky Royalty	205,375	3,811,113
Suncor Energy	79,428	3,320,885
		7,131,998
DENMARK — 3.1%
INDUSTRIALS — 3.1%
DSV	13,074	2,602,329

FRANCE — 26.6%
COMMUNICATION SERVICES — 18.3%
Bollore	1,239,539	7,014,335
CANAL+SA	1,249,397	4,120,925
Lagardere	183,346	4,261,255
		15,396,515
INDUSTRIALS — 8.3%
Cie de L'Odet	4,398	7,048,706

		22,445,221
INDIA — 1.6%
FINANCIALS — 1.6%
Fairfax India Holdings, Class G (a)(b)	78,675	1,353,997

JAPAN — 1.7%
COMMUNICATION SERVICES — 1.7%
Nintendo	6,000	520,229
Nintendo ADR	45,039	961,132
		1,481,361
NETHERLANDS — 4.9%
FINANCIALS — 2.9%
EXOR	25,100	2,453,787

HEALTH CARE — 2.0%
Koninklijke Philips	61,225	1,668,993

		4,122,780
SWITZERLAND — 5.4%
CONSUMER DISCRETIONARY — 0.9%
Swatch Group	4,000	751,335

REAL ESTATE — 4.5%
International Workplace Group	1,252,391	3,763,243
International Workplace Group PLC	21,500	63,425
		3,826,668
		4,578,003

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION TOTAL RETURN FUND SEPTEMBER 30, 2025

Common Stock (continued)
	Shares	Value ($)
UNITED KINGDOM — 3.2%
CONSUMER DISCRETIONARY — 3.2%
Entain	230,088	2,706,662

UNITED STATES — 24.8%
COMMUNICATION SERVICES — 5.6%
Alphabet, Class A	10,995	2,672,884
Liberty Media-Liberty Formula One, Class A (a)	21,599	2,056,657
		4,729,541
CONSUMER DISCRETIONARY — 1.4%
Tandy Leather Factory	395,175	1,197,380

CONSUMER STAPLES — 0.6%
J G Boswell	963	481,250

ENERGY — 1.7%
Enterprise Products Partners	19,570	611,954
Natural Resource Partners	7,696	808,080
		1,420,034
FINANCIALS — 9.0%
Berkshire Hathaway, Class B (a)	5,055	2,541,351
Burford Capital	296,814	3,549,895
Capital One Financial	2,845	604,703
CME Group, Class A	3,500	945,665
		7,641,614
HEALTH CARE — 2.9%
Joint (a)	256,329	2,445,379

INDUSTRIALS — 1.1%
Delta Air Lines	16,500	936,375

MATERIALS — 2.5%
Highland Copper (a)	661,000	80,760
Keweenaw Land Association (a)	52,595	1,998,610
		2,079,370
		20,930,943
Total Common Stock
(Cost $49,763,574)		67,353,294

U.S. Treasury Obligations — 18.7%
	Principal Amount ($)
U.S. Treasury Bills
3.26%, 10/28/2025 (c)	650,000	648,028
3.80%, 3/12/2026 (c)	765,000	752,131
3.87%, 1/20/2026 (c)	500,000	494,111

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION TOTAL RETURN FUND SEPTEMBER 30, 2025

U.S. Treasury Obligations (continued)
	Principal Amount ($)	Value ($)
U.S. Treasury Bills (continued)
3.89%, 1/6/2026 (c)	760,000	752,152
4.24%, 11/28/2025 (c)	1,020,000	1,013,427
4.25%, 10/7/2025 (c)	505,000	504,658
4.26%, 10/21/2025 (c)	1,275,000	1,272,136
U.S. Treasury Bonds
1.38%, 8/15/2050	2,000,000	1,005,625
U.S. Treasury Notes
0.88%, 11/15/2030	5,815,000	5,041,787
1.88%, 2/15/2032	1,200,000	1,064,625
3.88%, 8/15/2033	2,750,000	2,727,226
4.63%, 4/30/2031	525,000	546,492

Total U.S. Treasury Obligations
(Cost $15,440,457)		15,822,398

U.S. Government Agency Obligations — 0.8%

FFCB
2.87%, 2/25/2030	500,000	480,692
FHLB
2.50%, 3/18/2038	300,000	235,423

Total U.S. Government Agency Obligations
(Cost $697,483)		716,115

Mortgage-Backed Securities — 0.5%

AGENCY MORTGAGE-BACKED SECURITIES — 0.5%
FHLMC
5.00%, 06/01/41	17,169	17,604
FNMA
3.00%, 02/01/43 to 06/01/43 (d)	153,730	141,346
3.50%, 11/01/42 to 02/01/43 (d)	69,336	65,412
4.00%, 02/01/44	18,972	18,393
4.50%, 02/01/40 to 01/01/41 (d)	33,876	33,916
5.00%, 06/01/41	18,920	19,376
FNMA, Series 2004-354, Class 1
0.00%, 12/25/34 (e)(f)	1,000	859
FNMA, Series 2012-93, Class SW
SOFR30A + 5.986%, 1.63%, 09/25/42 (g)(h)	11,173	1,294

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION TOTAL RETURN FUND SEPTEMBER 30, 2025

Mortgage-Backed Securities (continued)
	Principal Amount ($)	Value ($)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
GNMA
3.00%, 04/20/43 to 06/20/43 (d)	29,610	27,213
3.50%, 05/20/43	30,560	28,918
4.00%, 01/20/41 to 04/20/43 (d)	33,445	32,258
4.50%, 05/20/40 to 03/20/41 (d)	11,449	11,517
		398,106
Total Mortgage-Backed Securities
(Cost $446,815)		398,106

Corporate Obligations — 0.0%

COMMUNICATION SERVICES — 0.0%
iHeartCommunications
6.38%, 05/01/26	545	530
8.38%, 05/01/27	132	119
		649
Total Corporate Obligations
(Cost $656)		649

Asset-Backed Security — 0.0%

Bear Stearns Asset-Backed Securities Trust, Series 2003-ABF1, Class A
TSFR1M + 0.854%, 5.01%, 1/25/2034 (g)	1	1

Total Asset-Backed Security
(Cost $–)		1

Special Purpose Acquisition Company — 0.0%
	Shares
Pershing Square Tontine (i)	42,443	—
Total Special Purpose Acquisition Company
(Cost $–)		—

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION TOTAL RETURN FUND SEPTEMBER 30, 2025

Warrants - 0.0%
	Units	Value ($)
Pershing Square Tontine, Expires 12/31/2049 (a)(i)	10,610	—

Total Warrants
(Cost $–)		—

Total Investments - 99.7%		84,290,563
(Cost $66,348,985)
Other Assets & Liabilities, Net - 0.3%		230,536
Net Assets - 100.0%		84,521,099

(a)	Non-income producing security.
(b)

Securities exempt from registration under Rule 144A of the 1933 Act. These securities may only be resold in transactions exempt from registration to qualified institutional buyers. The Board has determined these investments to be liquid. At September 30, 2025, these securities amounted to $1,353,997 or 1.6% of Net Assets of the Fund.

(c)	Interest rate represents the security's effective yield at the time of purchase.
(d)	Securities are grouped by coupon and represent a range of maturities.
(e)	Zero coupon security.
(f)

Principal only security (“PO”). These types of securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the “principal only” holder.

(g)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(h)

Interest only security (“IO”). These types of securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.

(i)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

ADR — American Depositary Receipt
FFCB — Federal Farm Credit Bank
FHLB — Federal Home Loan Bank
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
SOFR30A — Secured Overnight Financing Rate 30-day Average
TSFR1M — Term Secured Overnight Financing Rate 1 Month

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION TOTAL RETURN FUND SEPTEMBER 30, 2025

The following is a summary of the inputs used as of September 30, 2025 in valuing the Fund’s investments carried at value:
Investments in Securities	Level 1	Level 2	Level 3†		Total
Common Stock	$67,353,294	$—	$—		$67,353,294
U.S. Treasury Obligations	—	15,822,398	—		15,822,398
U.S. Government Agency Obligations	—	716,115	—		716,115
Mortgage-Backed Securities	—	398,106	—		398,106
Corporate Obligations	—	649	—		649
Asset-Backed Security	—	1	—		1
Special Purpose Acquisition Company	—	—	—	^	—
Warrants	—	—	—	^	—
Total Investments in Securities	$67,353,294	$16,937,269	$—		$84,290,563

† A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Portfolio has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

^ Security is fair valued at zero.

Amounts designated as “—” are $0 or have been rounded to $0.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	BROOKMONT FUNDS SEPTEMBER 30, 2025

Statements of Assets and Liabilities

	First Foundation Fixed Income Fund	First Foundation Total Return Fund
Assets:
Investments, at value (Cost $72,521,263 and $66,348,985)	$71,976,298	$84,290,563
Foreign currency (Cost $569 and $107,413)	614	107,301
Investments sold receivable	1,278,535	450,107
Dividends and interest receivable	625,940	80,836
Fund shares sold receivable	4,985	786
Foreign tax reclaim receivable	–	217,472
Prepaid expenses and other assets	9,595	9,949
Total assets	73,895,967	85,157,014
Liabilities:
Payable due to custodian	995,815	267,881
Fund shares redeemed payable	94,824	45,115
Distribution fees payable	84,015	18,021
Audit fees payable	33,501	33,501
Investment advisory fees payable	18,630	35,183
Income distribution payable	12,826	–
Payable due to administrator	11,507	11,507
Chief compliance officer fees payable	1,958	2,210
Investments purchased payable	1,115	149,546
Trustees’ fees payable	118	133
Accrued expenses and other liabilities	67,200	72,818
Total liabilities	1,321,509	635,915
Net Assets	$72,574,458	$84,521,099

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	BROOKMONT FUNDS SEPTEMBER 30, 2025

Statements of Assets and Liabilities

	First Foundation Fixed Income Fund	First Foundation Total Return Fund
Net Assets Consist of:
Paid-in capital	$94,736,895	$68,293,113
Total distributable earnings (accumulated losses)	(22,162,437)	16,227,986
Net Assets	$72,574,458	$84,521,099
Class A:
Net assets	$43,451,610	$34,244,496
Shares issued and outstanding (no par value; unlimited shares authorized)	3,780,698	1,235,586
Net asset value per share(a)(b)	$11.49	$27.72
Maximum offering price per share(c)	$12.00	$29.41
Class Y:
Net assets	$29,122,848	$50,276,603
Shares issued and outstanding (no par value; unlimited shares authorized)	2,536,142	1,765,904
Net asset value, offering and redemption price per share	$11.48	$28.47

(a) Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge ("CDSC").
(b) Purchases without an initial sales charge of $1,000,000 or more are subject to a 0.50% CDSC if redeemed within one year of purchase.
(c) The sales charge is 4.25% for the Fixed Income Fund and 5.75% for the Total Return Fund. On sales of $1,000,000 or more, there is no sales charge and therefore the offering will be lower.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	BROOKMONT FUNDS FOR THE YEAR ENDED SEPTEMBER 30, 2025

Statements of Operations

	First Foundation Fixed Income Fund	First Foundation Total Return Fund
Investment Income:
Interest	$3,819,372	$828,495
Dividends	193,773	4,248,908
Less: Foreign taxes withheld	–	(513,078)
Total investment income	4,013,145	4,564,325
Expenses:
Investment advisory fees	233,053	456,827
Administration fees	140,000	140,000
Distribution fees - Class A	110,593	89,528
Trustees’ fees	16,001	18,836
Chief compliance officer fees	7,667	8,900
Transfer agent fees	152,586	166,396
Registration fees	38,573	40,601
Audit fees	38,157	30,345
Legal fees	29,761	33,978
Printing fees	26,333	30,695
Custodian fees	12,693	5,937
Other	55,097	42,908
Total expenses	860,514	1,064,951
Less:
Fees paid indirectly	(2,771)	(1,688)
Net expenses	857,743	1,063,263
Net investment income	3,155,402	3,501,062
Net Realized Gain (Loss) on:
Investments	(816,914)	1,690,690
Foreign currency transactions	–	(7,782)
Net realized gain (loss)	(816,914)	1,682,908
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	534,379	(2,678,621)
Foreign currency translations	31	5,607
Net change in unrealized appreciation (depreciation)	534,410	(2,673,014)
Net realized and unrealized loss	(282,504)	(990,106)
Net increase in net assets resulting from operations	$2,872,898	$2,510,956

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION FIXED INCOME FUND

Statements of Changes in Net Assets

	Year Ended September 30, 2025	Year Ended September 30, 2024
Increase (Decrease) in Net Assets
Operations:
Net investment income	$3,155,402	$2,821,658
Net realized loss	(816,914)	(5,112,477)
Net change in unrealized appreciation	534,410	13,228,183
Net increase resulting from operations	2,872,898	10,937,364
Distributions:
Class A	(1,936,364)	(2,181,069)
Class Y	(1,536,382)	(2,161,497)
Return of capital:
Class A	(1,614)	(124,964)
Class Y	(1,281)	(123,842)
Net decrease resulting from distributions	(3,475,641)	(4,591,372)
Capital share transactions:(1)
Class A
Issued	157,253	139,923
Reinvestment of Distributions	1,738,846	2,079,518
Redeemed	(5,665,202)	(6,117,524)
Net decrease from Class A share transactions	(3,769,103)	(3,898,083)
Class Y
Issued	3,913,309	5,435,728
Reinvestment of Distributions	1,534,465	2,280,598
Redeemed	(13,441,765)	(30,940,510)
Net decrease from Class Y share transactions	(7,993,991)	(23,224,184)
Net Decrease in Net Assets from Capital Share Transaction	(11,763,094)	(27,122,267)
Total decrease in net assets	(12,365,837)	(20,776,275)
Net Assets
Beginning of year	84,940,295	105,716,570
End of year	$72,574,458	$84,940,295

(1) For share transactions, see Note 6 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION TOTAL RETURN FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended September 30, 2025	Year Ended September 30, 2024
Increase (Decrease) in Net Assets
Operations:
Net investment income	$3,501,062	$1,565,646
Net realized gain	1,682,908	4,558,937
Net change in unrealized appreciation (depreciation)	(2,673,014)	11,403,792
Net increase resulting from operations	2,510,956	17,528,375
Distributions:
Class A	(3,131,560)	(4,350,187)
Class Y	(5,180,130)	(8,302,501)
Net decrease resulting from distributions	(8,311,690)	(12,652,688)
Capital share transactions:(1)
Class A
Issued	409,964	1,741,701
Reinvestment of Distributions	2,985,956	4,160,983
Redeemed	(6,764,376)	(13,522,577)
Net decrease from Class A share transactions	(3,368,456)	(7,619,893)
Class Y
Issued	3,293,202	16,213,654
Reinvestment of Distributions	5,151,553	8,288,261
Redeemed	(23,246,675)	(38,879,183)
Net decrease from Class Y share transactions	(14,801,920)	(14,377,268)
Net decrease in Net Assets from Capital Share Transactions	(18,170,376)	(21,997,161)
Total decrease in net assets	(23,971,110)	(17,121,474)
Net Assets
Beginning of year	108,492,209	125,613,683
End of year	$84,521,099	$108,492,209

(1) For share transactions, see Note 6 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION FIXED INCOME FUND

Financial Highlights

Selected Per Share Data & Ratios

For a Share Outstanding

Throughout the Year

Class A	Year Ended September 30, 2025	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022		Year Ended September 30, 2021(1)
Net Asset Value, Beginning of Year	$11.55	$10.80	$11.13	$13.34		$13.27
Income from Investment Operations:
Net investment income(a)	0.45	0.33	0.52	0.39		0.37
Net realized and unrealized gain (loss)	(0.02)	0.96	(0.29)	(2.19)		0.25
Total from Investment Operations	0.43	1.29	0.23	(1.80)		0.62
Dividends and Distributions:
Net investment income	(0.49)	(0.51)	(0.54)	(0.39)		(0.44)
Net realized gains	—	—	—	(0.02)		(0.11)
Return of capital	— (2)	(0.03)	(0.02)	—		—
Total dividends and distributions	(0.49)	(0.54)	(0.56)	(0.41)		(0.55)
Net Asset Value, End of Year(b)	$11.49	$11.55	$10.80	$11.13		$13.34
Total Return(b)(c)	3.92%	12.24%	1.99%	(13.79	)%(d)	4.71%
Ratios to Average Net Assets:
Net Assets, End of Year (000's)	$43,451	$47,546	$48,209	$55,516		$75,143
Ratio of Expenses to Average Net Assets(e)	1.21%	1.09%	0.98%	0.94%		0.91%
Ratio of Expenses to Average Net Assets (Excluding Waivers, Reimbursements and Fees Paid Indirectly)(e)	1.21%	1.10%	0.98%	0.94%		1.02%
Ratio of Net Investment Income to Average Net Assets(f)	3.96%	2.92%	4.66%	3.14%		2.79%
Portfolio turnover rate	22%	52%	37%	14%		34%

(a)	Per share data calculated using average shares method.
(b)

The Net Asset Value per share and total return have been calculated based on net assets which include adjustments made in accordance with U.S. Generally Accepted Accounting Principles required at period end for financial reporting purposes. These figures do not necessarily reflect the Net Asset Value per share, the applicable sales charges, or total return experienced by the shareholder at period end.

(c)

Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares and does not reflect the applicable sales charge.

(d)	If not for the capital contribution from First Foundation Advisors, the total return would have been (13.94)%.
(e)	The Fund will also directly bear its prorated share of expenses of any underlying funds in which it invests. Such expenses are not included in the calculation of this ratio.
(f)	Net investment income ratios do not reflect the proportionate share of income and expenses of the underlying funds in which the Fund invests.
(1)

On January 11 2021, the Highland Fixed Income Fund (the “Fixed Income Predecessor Fund”) was reorganized into the First Foundation Fixed Income Fund (the “Fixed Income Fund”). Class A shares of the Fixed Income Predecessor Fund were exchanged on a tax-free basis for Class A shares of the Fixed Income Fund. Information presented prior to January 11, 2021 is that of the Fixed Income Predecessor Fund. See Note 1 in Notes to Financial Statements.

(2)	Amount is less than $0.005.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION FIXED INCOME FUND

Financial Highlights

Selected Per Share Data & Ratios

For a Share Outstanding

Throughout the Year

Class Y	Year Ended September 30, 2025	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022		Year Ended September 30, 2021(1)(2)
Net Asset Value, Beginning of Year	$11.54	$10.79	$11.12	$13.33		$13.26
Income from Investment Operations:
Net investment income(a)	0.47	0.36	0.55	0.42		0.40
Net realized and unrealized gain (loss)	(0.01)	0.96	(0.29)	(2.19)		0.25
Total from Investment Operations	0.46	1.32	0.26	(1.77)		0.65
Dividends and Distributions:
Net investment income	(0.52)	(0.53)	(0.57)	(0.42)		(0.45)
Net realized gains	—	—	—	(0.02)		(0.11)
Return of capital	— (3)	(0.04)	(0.02)	—		(0.02)
Total dividends and distributions	(0.52)	(0.57)	(0.59)	(0.44)		(0.58)
Net Asset Value, End of Year(b)	$11.48	$11.54	$10.79	$11.12		$13.33
Total Return(b)(c)	4.17%	12.52%	2.25%	(13.59	)%(d)	4.97%
Ratios to Average Net Assets:
Net Assets, End of Year (000's)	$29,123	$37,394	$57,507	$91,629		$124,228
Ratio of Expenses to Average Net Assets(e)	0.96%	0.82%	0.73%	0.69%		0.66%
Ratio of Expenses to Average Net Assets (Excluding Waivers, Reimbursements and Fees Paid Indirectly)(e)	0.96%	0.83%	0.73%	0.69%		0.77%
Ratio of Net Investment Income to Average Net Assets(f)	4.20%	3.21%	4.87%	3.39%		3.03%
Portfolio turnover rate	22%	52%	37%	14%		34%

(a)	Per share data calculated using average shares method.
(b)

The Net Asset Value per share and total return have been calculated based on net assets which include adjustments made in accordance with U.S. Generally Accepted Accounting Principles required at period end for financial reporting purposes. These figures do not necessarily reflect the Net Asset Value per share or total return experienced by the shareholder at period end.

(c)

Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares and does not reflect the applicable sales charge.

(d)	If not for the capital contribution from First Foundation Advisors, the total return would have been (13.74)%.
(e)	The Fund will also directly bear its prorated share of expenses of any underlying funds in which it invests. Such expenses are not included in the calculation of this ratio.
(f)	Net investment income ratios do not reflect the proportionate share of income and expenses of the underlying funds in which the Fund invests.
(1)

On January 11 2021, the Highland Fixed Income Fund (the “Fixed Income Predecessor Fund”) was reorganized into the First Foundation Fixed Income Fund (the “Fixed Income Fund”). Class A shares of the Fixed Income Predecessor Fund were exchanged on a tax-free basis for Class A shares of the Fixed Income Fund. Information presented prior to January 11, 2021 is that of the Fixed Income Predecessor Fund. See Note 1 in Notes to Financial Statements.

(2)

On November 16, 2020, Class C of the Fixed Income Predecessor Fund were converted to Class Y of the Fixed Income Predecessor Fund, and the Class C were terminated. See Note 1 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION FIXED INCOME FUND

Financial Highlights

(3)	Amount is less than $0.005.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION TOTAL RETURN FUND

Financial Highlights

Selected Per Share Data & Ratios

For a Share Outstanding

Throughout the Year

Class A	Year Ended September 30, 2025	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021(1)
Net Asset Value, Beginning of Year	$29.26	$27.99	$25.03	$30.50	$22.94
Income from Investment Operations:
Net investment income(a)	0.97	0.33	0.42	1.13	0.55
Net realized and unrealized gain (loss)	(0.15)	3.87	5.53	(2.34)	7.23
Total from Investment Operations	0.82	4.20	5.95	(1.21)	7.78
Dividends and Distributions:
Net investment income	(1.32)	(1.46)	(0.92)	(0.45)	(0.22)
Net realized gains	(1.04)	(1.47)	(2.07)	(3.81)	—
Total dividends and distributions	(2.36)	(2.93)	(2.99)	(4.26)	(0.22)
Net Asset Value, End of Year(b)	$27.72	$29.26	$27.99	$25.03	$30.50
Total Return(b)(c)	3.62%	16.15%	25.25%	(5.20)%	34.09%
Ratios to Average Net Assets:
Net Assets, End of Year (000's)	$34,244	$39,597	$45,507	$33,456	$40,395
Ratio of Expenses to Average Net Assets	1.32%	1.22%	1.20%	1.22%	1.20%
Ratio of Expenses to Average Net Assets (Excluding Waivers, Reimbursements and Fees Paid Indirectly)	1.32%	1.22%	1.20%	1.22%	1.35%
Ratio of Net Investment Income to Average Net Assets	3.58%	1.20%	1.53%	3.99%	1.98%
Portfolio turnover rate	22%	44%	103%	105%	85%

(a)	Per share data calculated using average shares method.
(b)

The Net Asset Value per share and total return have been calculated based on net assets which include adjustments made in accordance with U.S. Generally Accepted Accounting Principles required at period end for financial reporting purposes. These figures do not necessarily reflect the Net Asset Value per share, the applicable sales charges, or total return experienced by the shareholder at period end.

(c)

Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares and does not reflect the applicable sales charge.

(1)

On January 11, 2021, the Highland Total Return Fund (the “Total Return Predecessor Fund”) was reorganized into the First Foundation Fixed Income Fund (the “Total Return Fund”). Class A shares of the Total Return Predecessor Fund were exchanged on a tax-free basis for Class A shares of the Total Return Fund. Information presented prior to January 11, 2021 is that of the Total Return Predecessor Fund. See Note 1 in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION TOTAL RETURN FUND

Financial Highlights

Selected Per Share Data & Ratios

For a Share Outstanding

Throughout the Year

Class Y	Year Ended September 30, 2025	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021(1)(2)
Net Asset Value, Beginning of Year	$30.00	$28.62	$25.54	$31.04	$23.34
Income from Investment Operations:
Net investment income(a)	1.11	0.41	0.50	1.05	0.71
Net realized and unrealized gain (loss)	(0.21)	3.97	5.64	(2.22)	7.27
Total from Investment Operations	0.90	4.38	6.14	(1.17)	7.98
Dividends and Distributions:
Net investment income	(1.39)	(1.53)	(0.99)	(0.52)	(0.28)
Net realized gains	(1.04)	(1.47)	(2.07)	(3.81)	—
Total dividends and distributions	(2.43)	(3.00)	(3.06)	(4.33)	(0.28)
Net Asset Value, End of Year(b)	$28.47	$30.00	$28.62	$25.54	$31.04
Total Return(b)(c)	3.86%	16.47%	25.52%	(4.98)%	34.42%
Ratios to Average Net Assets:
Net Assets, End of Year (000's)	$50,277	$68,895	$80,107	$59,297	$47,566
Ratio of Expenses to Average Net Assets	1.07%	0.97%	0.95%	0.97%	0.95%
Ratio of Expenses to Average Net Assets (Excluding Waivers, Reimbursements and Fees Paid Indirectly)	1.07%	0.97%	0.95%	0.97%	1.10%
Ratio of Net Investment Income to Average Net Assets	3.99%	1.43%	1.77%	3.66%	2.48%
Portfolio turnover rate	22%	44%	103%	105%	85%

(a)	Per share data calculated using average shares method.
(b)

The Net Asset Value per share and total return have been calculated based on net assets which include adjustments made in accordance with U.S. Generally Accepted Accounting Principles required at period end for financial reporting purposes. These figures do not necessarily reflect the Net Asset Value per share or total return experienced by the shareholder at period end.

(c)

Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares and does not reflect the applicable sales charge.

(1)

On January 11, 2021, the Highland Total Return Fund (the “Total Return Predecessor Fund”) was reorganized into the First Foundation Fixed Income Fund (the “Total Return Fund”). Class A shares of the Total Return Predecessor Fund were exchanged on a tax-free basis for Class A shares of the Total Return Fund. Information presented prior to January 11, 2021 is that of the Total Return Predecessor Fund. See Note 1 in Notes to Financial Statements.

(2)

On November 16, 2020, Class C of the Total Return Predecessor Fund were converted to Class Y of the Predecessor Fund, and the Total Return Class C were terminated. See Note 1 in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	BROOKMONT FUNDS SEPTEMBER 30, 2025

Notes to Financial Statements

1. Organization:

The Advisors’ Inner Circle Fund III (the “Trust”) is organized as a Delaware statutory trust under a Declaration of Trust dated December 4, 2013. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 47 funds. The financial statements herein are those of the First Foundation Fixed Income Fund and the First Foundation Total Return Fund (each a “Fund” and collectively, the “Funds”). The investment objective of the First Foundation Fixed Income Fund is to seek maximum income consistent with prudent investment management and the preservation of capital. The investment objective of the First Foundation Total Return Fund is to seek maximum total return (total return includes both income and capital appreciation). The Funds are each classified as a diversified investment company. Brookmont Capital Management, LLC serves as the Funds’ investment adviser (the “Adviser”). The financial statements of the remaining funds of the Trust are presented separately. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held.

The First Foundation Fixed Income Fund (the “Fixed Income Fund”) is the successor to the Highland Fixed Income Fund (the “Fixed Income Predecessor Fund”) and the First Foundation Total Return Fund (the “Total Return Fund”) is the successor to the Highland Total Return Fund (the “Total Return Predecessor Fund” and, together with the Fixed Income Predecessor Fund, the “Predecessor Funds”). The Predecessor Funds were managed by Highland Capital Management Fund Advisors, L.P., the Predecessor Funds’ investment adviser (the “Predecessor Adviser”), prior to their reorganizations into the Funds. The Predecessor Fixed Income Fund and the Predecessor Total Return Fund had substantially similar investment objectives, investment strategies, policies and restrictions as those of the Fixed Income Fund and the Total Return Fund, respectively. Each Fund acquired the assets and assumed all of the liabilities of its Predecessor Fund (the “Reorganization”) on January 11, 2021 in a tax-free transaction. The Funds had no operations prior to the Reorganization. The financial statements and financial highlights reflect the financial information of the Predecessor Funds for periods prior to January 11, 2021. The Funds currently offer Class A and Class Y. On November 16, 2020, Class C of each Predecessor Fund were converted to Class Y of the applicable Predecessor Fund, and the Class C were terminated.

2. Significant Accounting Policies:

The accompanying financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are presented in U.S. dollars which is the functional currency of the Funds. The Funds are investment companies and therefore applies the accounting and reporting guidance issued by the U.S. Financial Accounting Standards Board (“FASB”) in Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies. The

THE ADVISORS’ INNER CIRCLE FUND III	BROOKMONT FUNDS SEPTEMBER 30, 2025

Notes to Financial Statements - continued

following are significant accounting policies which are consistently followed in the preparation of the financial statements.

Use of Estimates — The preparation of financial statements requires management to make estimates and assumptions that affect the fair value of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on the NASDAQ Stock Market (the “NASDAQ”)), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 pm Eastern Standard Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. On the first day a new debt security purchase is recorded, if a price is not available on the automated pricing feeds from our primary and secondary pricing vendors nor is it available from an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Trusts’ Fair Value Procedures until an independent source can be secured. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value provided that it is determined the amortized cost continues to approximate fair value. Should existing credit, liquidity or interest rate conditions in the relevant markets and issuer specific circumstances suggest that amortized cost does not approximate fair value, then the amortized cost method may not be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

Redeemable securities issued by open-end investment companies are valued at the investment company's applicable Net Asset Value ("NAV") per share, with the exception of ETFs, which are priced as equity securities. These open-end

THE ADVISORS’ INNER CIRCLE FUND III	BROOKMONT FUNDS SEPTEMBER 30, 2025

Notes to Financial Statements - continued

investment companies' shares are offered in separate prospectuses, each of which describes the process by which the applicable investment company's NAV is determined.

Warrants are valued at the last quoted sales price. If there is no such reported sales price on the valuation date, they are valued at the most recent bid price.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures (the "Fair Value Procedures") established by the Adviser and approved by the Trust's Board of Trustees (the “Board”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the "valuation designee" to determine the fair value of securities and other instruments for which no readily available market quotations are available. The Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) of the Adviser.

Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

In accordance with U.S. GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the

THE ADVISORS’ INNER CIRCLE FUND III	BROOKMONT FUNDS SEPTEMBER 30, 2025

Notes to Financial Statements - continued

lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

●	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

●

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.); and

●	Level 3 — Prices, inputs or proprietary modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

Federal Income Taxes — It is the Funds’ intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986 (the “Code”), as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more- likely than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely- than-not threshold are recorded as a tax benefit or expense in the current period. The Funds did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., from commencement of operations, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the year ended September 30, 2025, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the year ended September 30, 2025, the Funds did not incur any interest or penalties.

THE ADVISORS’ INNER CIRCLE FUND III	BROOKMONT FUNDS SEPTEMBER 30, 2025

Notes to Financial Statements - continued

Withholding taxes on foreign dividends have been provided for in accordance with the Funds' understanding of the applicable country's tax rules and rates. The Fund or their agent files withholding tax reclaims in certain jurisdictions to recover certain amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction's applicable laws, payment history and market convention. Professional fees paid to those that provide assistance in receiving the tax reclaims, which generally are contingent upon successful receipt of reclaimed amounts, are recorded in Professional Fees on the Statement of Operations once the amounts are due. The professional fees related to pursuing these tax reclaims are not subject to the Adviser's expense limitation agreement.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income and expense are recorded on the ex-dividend date. Interest income is recognized on the accrual basis from settlement date and includes the amortization of premiums and the accretion of discount. Certain dividends from foreign securities will be recorded as soon as the Funds are informed of the dividend if such information is obtained subsequent to the ex-dividend date. Discounts and premiums on fixed income securities are accreted and amortized using the effective interest method. Realized gains (losses) on paydowns of mortgage-backed and asset-backed securities are recorded as an adjustment to interest income.

Expenses — Most expenses of the Trust can be directly attributed to a particular Fund. Expenses which cannot be directly attributed to a particular Fund are apportioned among the Funds of the Trust based on the number of Funds and/or relative net assets.

Classes — Class specific expenses are borne by that class of shares. Income, realized and unrealized gains (losses), and non-class specific expenses are allocated to the respective class on the basis of relative daily net assets.

Cash — Idle cash may be swept into various time deposit accounts and is classified as cash on the Statements of Assets and Liabilities. The Funds maintain cash in bank deposit accounts which, at times may exceed United States federally insured limits. Amounts invested are available on the same business day.

Dividends and Distributions to Shareholders — The Fixed Income Fund distributes its net investment income, if any, at least monthly. The Total Return Fund distributes its net investment income, if any, at least annually. Any net realized capital gains are distributed annually. All distributions are recorded on ex-dividend date.

THE ADVISORS’ INNER CIRCLE FUND III	BROOKMONT FUNDS SEPTEMBER 30, 2025

Notes to Financial Statements - continued

Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statements of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid.

3. Transactions with Affiliates:

Certain officers of the Trust are also employees of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

The services provided by the CCO and his staff are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

4. Administration, Distribution, Custodian and Transfer Agent Agreements:

The Funds and the Administrator are parties to an Administration Agreement under which the Administrator provides administration services to the Funds. For these services, the Administrator is paid an asset based fee, which will vary depending on the number of share classes and the average daily net assets of the Funds. For the year ended September 30, 2025, the Fixed Income Fund and Total Return Fund paid $140,000 and $140,000 respectively for these services.

The Funds have adopted a distribution plan (the “Plan”) pursuant to Rule 12b-1 of the 1940 Act for Class A shares that allows the Funds to pay distribution and/or service fees for the sale and distribution of Fund shares, and for services provided to shareholders. Under the Plan, the Distributor or financial intermediaries may receive up to 0.25% of the average daily net assets of the Class A shares. For the year ended September 30, 2025 the Fixed Income Fund and the Total Return Fund paid distribution fees totaling $110,593 and $89,528, respectively.

THE ADVISORS’ INNER CIRCLE FUND III	BROOKMONT FUNDS SEPTEMBER 30, 2025

Notes to Financial Statements - continued

Brown Brothers Harriman & Co. acts as custodian (the “Custodian”) for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds. For the year ended September 30, 2025, the Fixed Income Fund and the Total Return Fund paid custody fees totaling $12,693 and $5,937, respectively.

SS&C Global Investor & Distribution Solutions, Inc., serves as the transfer agent and dividend disbursing agent for the Funds under a transfer agency agreement with the Trust. For the year ended September 30, 2025, the Fixed Income Fund and the Total Return Fund paid transfer agent fees totaling $152,586 and $166,396, respectively. The Funds may earn cash management credits which can be used to offset transfer agency expenses. For the year ended September 30, 2025, the Fixed Income Fund and the Total Return Fund earned credits of $2,771 and $1,688, respectively, which were used to offset transfer agent expenses. These amounts are labeled as “Fees paid indirectly” on the Statements of Operations.

5. Investment Advisory Agreement:

For its services to each Fund under the Advisory Agreement, the Adviser is entitled to a management fee, which is calculated daily and paid monthly, at the following annual rates based on the average daily net assets of each Fund:

Fund	Advisory Fee
Fixed Income Fund	0.30%
Total Return Fund	0.50%

First Foundation Advisors (“FFA” or the “Sub-Adviser”) serves as the investment sub-adviser to the Funds. FFA makes investment decisions for each Fund and continuously reviews, supervises and administers each Fund’s investment program. For its services to the Funds, FFA is entitled to receive from the Adviser a fee, which is calculated daily and paid monthly, at the following annual rates based on the average daily net assets of each Fund:

Fund	Sub-Advisory Fee
Fixed Income Fund	0.15%
Total Return Fund	0.30%

THE ADVISORS’ INNER CIRCLE FUND III	BROOKMONT FUNDS SEPTEMBER 30, 2025

Notes to Financial Statements - continued

6. Share Transactions:

Transactions in capital shares for each class were as follows:

	Fixed Income Fund		Total Return Fund
	Year Ended September 30, 2025	Year Ended September 30, 2024	Year Ended September 30, 2025	Year Ended September 30, 2024
Class A:
Shares Issued	13,916	12,531	15,058	63,543
Shares Issued in Lieu of Dividends and Distributions	153,964	186,782	116,187	154,074
Shares Redeemed	(501,935)	(547,578)	(249,018)	(490,229)
Total Decrease in Net Assets Derived from Class A Transactions	(334,055)	(348,265)	(117,773)	(272,612)
Class Y:
Shares Issued	345,467	488,029	118,522	576,499
Shares Issued in Lieu of Dividends and Distributions	135,964	205,390	195,478	299,883
Shares Redeemed	(1,184,616)	(2,783,196)	(844,801)	(1,378,393)
Total Decrease in Net Assets Derived from Class Y Transactions	(703,185)	(2,089,777)	(530,801)	(502,011)

7. Investment Transactions:

The cost of security purchases and the proceeds from security sales other than short-term securities, for the year ended September 30, 2025, were as follows:

	U.S. Gov't	Other	Total
Fixed Income Fund
Purchases	$3,075,462	$12,517,919	$15,593,381
Sales	9,491,722	15,185,780	24,677,502
Total Return Fund
Purchases	1,517,649	16,909,982	18,427,631
Sales	3,649,093	33,579,230	37,228,323

8. Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. These differences include (but are not limited to) investments organized as partnerships for tax purposes, passive foreign investment companies (PFICs), REITs, paydown gain (loss), foreign currency, convertible preferred, perpetual bond, losses deferred due to wash sale transactions, tax treatment of net investment loss and return of capital. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. The calculation of net investment income per share in the Financial Highlights table excludes these adjustments.

THE ADVISORS’ INNER CIRCLE FUND III	BROOKMONT FUNDS SEPTEMBER 30, 2025

Notes to Financial Statements - continued

The permanent differences that are credited or charged to Paid-in Capital and Distributable Earnings (Accumulated Losses) as of September 30, 2025 are primarily attributable to return of capital and partnerships and have been reclassified to/(from) the following accounts for year ended September 30, 2025.

	Distributable Earnings (Accumulated Losses)	Paid-in Capital
Total Return Fund	$85	$(85)

These reclassifications have no impact on net assets or net asset value per share.

The tax character of distributions paid during the years ended September 30, 2025 and September 30, 2024 is as follows:

	Ordinary Income	Long-term Capital Gain	Return of Capital	Total
Fixed Income Fund
2025	3,472,746	—	2,895	3,475,641
2024	4,342,566	—	248,806	4,591,372
Total Return Fund
2025	6,985,795	1,325,895	–	8,311,690
2024	12,311,352	341,336	–	12,652,688

At September 30, 2025, the components of Distributable Earnings (Accumulated Losses) on a tax basis were as follows:

	Fixed Income Fund	Total Return Fund
Undistributed Ordinary Income	$–	$2,922,213
Undistributed Long-Term Capital Gains	–	777,625
Capital Loss Carryforwards Short-Term	(1,367,513)	–
Capital Loss Carryforwards Long-Term	(18,544,765)	–
Unrealized Appreciation (Depreciation)	(2,244,786)	12,528,143
Other Temporary Differences	(5,373)	5
Net Distributable Earnings (Accumulated Losses)	$(22,162,437)	$16,227,986

For Federal income tax purposes, capital losses incurred may be carried forward and applied against future capital gains. Such capital losses retain their character as either short-term or long-term capital losses. During the year ended September 30, 2025, the Funds did not utilize capital loss carryforwards to offset capital gains.

The other temporary differences are comprised of dividends payable and perpetual bond basis adjustment.

THE ADVISORS’ INNER CIRCLE FUND III	BROOKMONT FUNDS SEPTEMBER 30, 2025

Notes to Financial Statements - continued

The Federal tax cost and gross unrealized appreciation and depreciation on investments (including foreign currency and derivatives, if applicable) held by the Funds at September 30, 2025 were as follows:

	Federal Tax Cost	Aggregated Gross (Unrealized) Appreciation	Aggregated Gross (Unrealized) Depreciation	Net (Unrealized) Appreciation/(Depreciation)
Fixed Income Fund	$74,221,126	$1,619,342	$(3,864,128)	$(2,244,786)
Total Return Fund	71,768,654	19,063,777	(6,535,634)	12,528,143

For Federal income tax purposes the difference between federal tax cost and book cost primarily relates to wash sales, perpetual bond basis adjustment and investments in passive foreign investment companies (PFICs) and partnerships.

9. Concentration of Risks:

As with all mutual funds, there is no guarantee that the Fund will achieve its investment objective. You could lose money by investing in the Fund. A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. The principal risk factors affecting shareholders’ investments in the Fund are set forth below. The following risks pertain to the Funds, unless otherwise noted.

Market Risk — The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector or the equity market as a whole. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund.

Asset Allocation Risk (Total Return Fund) — The Fund is subject to asset allocation risk, which is the risk that the Sub-Adviser’s allocation of the Fund’s assets among strategies will cause the Fund to underperform other funds with a similar investment objective and/or underperform the markets in which the Fund invests.

Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and price that the Fund would like. The Fund may have to lower the price of the security, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance. Liquidity risk may be heightened in the emerging market countries in which the Fund invests, as a result of their markets being less developed.

THE ADVISORS’ INNER CIRCLE FUND III	BROOKMONT FUNDS SEPTEMBER 30, 2025

Notes to Financial Statements - continued

Equity Risk — Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility.

Micro-, Small- and Mid-Capitalization Company Risk — The micro-, small- and mid-capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, investments in these micro-, small- and mid-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, micro-, small- and mid-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

Large Shareholder Risk (Total Return Fund) — The risk that a significant percentage of the Fund’s shares may be owned or controlled by a large shareholder, such as other funds or accounts, including those of which the Adviser, the Sub-Adviser or an affiliate of the Adviser or Sub-Adviser, may have investment discretion. Accordingly, the Fund can be subject to the potential for large scale inflows and outflows as a result of purchases and redemptions made by significant shareholders. These inflows and outflows could be significant, could cause the Fund to sell securities at inopportune times in order to meet redemption requests, and could cause the Fund’s portfolio turnover rate and transaction costs to rise, which may negatively affect the Fund’s performance and have adverse tax consequences for Fund shareholders.

Value Style Risk (Total Return Fund) — If the Sub-Adviser’s assessment of market conditions, or a company’s value or prospects for exceeding earnings expectations is wrong, the Fund could suffer losses or produce poor performance relative to other funds. In addition, “value stocks” can continue to be undervalued by the market for long periods of time.

Communications Sector Risk (Total Return Fund) — Communications Sector Risk is the risk that the securities of, or financial instruments tied to the performance of, issuers in the Communications Sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund’s investments are exposed to issuers conducting business in the Communications Sector (“Communications Companies”), the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Communications Sector, The prices of the securities of Communications Companies may fluctuate widely due to both federal and state regulations governing rates of return and services that may be

THE ADVISORS’ INNER CIRCLE FUND III	BROOKMONT FUNDS SEPTEMBER 30, 2025

Notes to Financial Statements - continued

offered, fierce competition for market share, and competitive challenges in the U.S. from foreign competitors engaged In strategic joint ventures with U.S. companies, and in foreign markets from both U.S. and foreign competitors. In addition, recent industry consolidation trends may lead to increased regulation of Communications Companies in their primary markets.

Counterparty Risk — There is a risk that the Fund may incur a loss arising from the failure of another party to a contract (the counterparty) to meet its obligations. Substantial losses can be incurred if a counterparty fails to deliver on its contractual obligations.

Credit Risk — The risk that the issuer of a security or, the counterparty to a contract, will default or otherwise become unable to honor a financial obligation.

Currency Risk — As a result of the Fund’s investments in securities or other investments denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Fund would be adversely affected. Currency exchange rates may fluctuate in response to, among other things, changes in interest rates, intervention (or failure to intervene) by U.S. or foreign governments, central banks or supranational entities, or by the imposition of currency controls or other political developments in the United States or abroad.

Fixed Income Market Risk — The prices of the Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund’s fixed income securities will decrease in value if interest rates rise and vice versa. In a low interest rate environment, risks associated with rising rates are heightened. Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity and/or increase volatility in the fixed income markets. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar. In response to these events, the Fund’s value may fluctuate and/or the Fund may experience increased redemptions from shareholders, which may impact the Fund’s liquidity or force the Fund to sell securities into a declining or illiquid market.

Foreign Investment/Emerging Markets Risk — The risk that non-U.S. securities may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory and tax environments. These additional risks may be heightened with respect to emerging market countries because political turmoil and rapid changes in economic conditions are more likely to occur in these countries. In addition, periodic U.S.

THE ADVISORS’ INNER CIRCLE FUND III	BROOKMONT FUNDS SEPTEMBER 30, 2025

Notes to Financial Statements - continued

Government restrictions on Investments in Issuers from certain non-U.S. countries may require the Fund to sell such investments at inopportune times which could result in losses to the Fund.

Investments In Investment Company Risk — When the Fund invests in an investment company, including closed-end funds and ETFs, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the investment company’s expenses. Further, while the risks of owning shares of an investment company generally reflect the risks of owning the underlying investments of the Investment Company, the Fund may be subject to additional or different risks than if the Fund had invested directly in the underlying investments. For example, the lack of liquidity in an ETF could result in its share price being more volatile than that of the underlying portfolio securities. Certain closed-end investment companies issue a fixed number of shares that trade on a stock exchange at a premium or a discount to their net asset value (“NAV”). As a result, a closed-end fund’s share price fluctuates based on what another investor is willing to pay rather than on the market value of the securities in the fund.

Below Investment Grade Securities (Junk Bonds) Risk — Fixed income securities rated below investment grade (junk bonds) involve greater risks of default or downgrade and are generally more volatile than investment grade securities because the prospect for repayment of principal and interest of many of these securities is speculative. Because these securities typically offer a higher rate of return to compensate investors for these risks, they are sometimes referred to as “high yield bonds”, but there is no guarantee that an investment in these securities will result in a high rate of return.

Interest Rate Risk — The risk that a rise in interest rates will cause a fall in the value of fixed income securities, including U.S. Government securities, in which the Fund invests. Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. A low interest rate environment may present greater interest rate risk because there may be a greater likelihood of rates increasing and rates may increase more rapidly. Interest rate risk may be heightened for investments in emerging market countries.

Mortgage-Backed Securities Risk — Mortgage-backed securities are affected significantly by the rate of prepayments and modifications of the mortgage loans backing those securities, as well as by other factors such as borrower defaults, delinquencies, realized or liquidation losses and other shortfalls. Mortgage- backed securities are particularly sensitive to prepayment risk, which is described below, given that the term to maturity for mortgage loans is generally substantially longer than the expected lives of those securities; however, the timing and amount of prepayments cannot be accurately predicted. The timing of changes in the rate of

THE ADVISORS’ INNER CIRCLE FUND III	BROOKMONT FUNDS SEPTEMBER 30, 2025

Notes to Financial Statements - continued

prepayments of the mortgage loans may significantly affect the Fund’s actual yield to maturity on any mortgage-backed securities, even if the average rate of principal payments is consistent with the Fund’s expectation. Along with prepayment risk, mortgage-backed securities are significantly affected by interest rate risk, which is described above. In a low interest rate environment, mortgage loan prepayments would generally be expected to increase due to factors such as refinancing’s and loan modifications at lower Interest rates. In contrast, if prevailing interest rates rise prepayments of mortgage loans would generally be expected to decline and therefore extend the weighted average lives of mortgage-backed securities held or acquired by the Fund.

Cyber Security Risk — The Fund and its service providers may be susceptible to operational and information security risks resulting from a breach In cyber security, including cyber-attacks. Cyber-attacks may interfere with the processing of shareholder transactions, impact the Fund’s ability to calculate its NAV, cause the release of private shareholder Information or confidential company Information, impede redemptions, subject the Fund to regulatory fines or financial losses, and cause reputational damage. Similar types of cyber security risks are also present for issuers of securities in which the Fund invests.

Prepayment Risk — The risk that, in a declining interest environment fixed income securities with stated interest rates may have the principal paid earlier than expected, requiring the Fund to invest the proceeds at generally lower interest rates.

Portfolio Turnover Risk (Total Return Fund) — Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities, which may affect the Fund’s performance.

REITs Risk — REITs are pooled investment vehicles that own, and usually operate income-producing real estate or finance real estate. REITs are susceptible to the risks associated with direct ownership of real estate, as discussed elsewhere in this section. REITs typically incur fees that are separate from those of the Fund. Accordingly, the Fund’s investments in REITs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the REITs’ operating expenses, in addition to paying Fund expenses.

Restricted Securities Risk (Total Return Fund) — Investments in restricted securities may be illiquid. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities. Further, restricted securities may not be subject to the disclosure and other investor protection requirements that might be applicable to unrestricted securities. In order to sell restricted securities, the Fund may have to bear the expense of registering the securities for resale and the risk of substantial delays in effecting

THE ADVISORS’ INNER CIRCLE FUND III	BROOKMONT FUNDS SEPTEMBER 30, 2025

Notes to Financial Statements - continued

the registration. Other transaction costs may be higher for restricted securities than unrestricted securities.

Asset-Backed Securities Risk (Fixed Income Fund) — Payment of principal and interest on asset-backed securities is dependent largely on the cash flows generated by the assets backing the securities. Securitization trusts generally do not have any assets or sources of funds other than the receivables and related property they own, and asset-backed securities are generally not insured or guaranteed by the related sponsor or any other entity. Asset-backed securities may be more illiquid than more conventional types of fixed-income securities that the Fund may acquire.

Financials Sector Risk (Fixed Income Fund) — The Fund is subject to the risk that the securities of issuers in the Financials Sector will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Financials Sector. Companies operating in the Financials Sector are subject to extensive government regulation, which may limit the financial commitments they can make and the interest rates and fees they can charge. Profitability is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change or due to increased competition.

Preferred Stock Risk (Fixed Income Fund) — Preferred stocks are nonvoting equity securities that pay a stated fixed or variable rate of return. Preferred stocks are subject to issuer-specific risks (such as credit risk) and market risks applicable generally to equity securities. The market value of preferred stocks generally decreases when interest rates rise. Preferred stocks generally are subordinated to bonds and other debt instruments in a company’s capital structure in terms of priority to corporate income and liquidation payments and, therefore, will be subject to greater credit risk than the company’s bonds and other debt instruments. Preferred stock may also be subject to prepayment risk, which is discussed below.

Municipal Securities Risk (Fixed Income Fund) — Municipal securities, like other fixed income securities, rise and fall in value in response to economic and market factors, primarily changes in interest rates, and actual or perceived credit quality. Rising interest rates will generally cause municipal securities to decline in value. Longer-term securities respond more sharply to interest rate changes than do shorter-term securities. A municipal security will also lose value if, due to rating downgrades or other factors, there are concerns about the issuer’s current or future ability to make principal or interest payments. State and local governments rely on taxes and, to some extent, revenues from private projects financed by municipal securities, to pay interest and principal on municipal debt. Poor statewide or local economic results or changing political sentiments may reduce tax revenues and increase the expenses of municipal issuers, making it more difficult for them to meet their obligations. Actual or perceived erosion of the creditworthiness of municipal issuers may reduce the value

THE ADVISORS’ INNER CIRCLE FUND III	BROOKMONT FUNDS SEPTEMBER 30, 2025

Notes to Financial Statements - continued

of the Fund’s holdings. As a result, the Fund will be more susceptible to factors that adversely affect issuers of municipal obligations than a mutual fund that does not have as great a concentration in municipal obligations.

Energy Sector Risk — Energy Sector Risk (Total Return Fund): The profitability of companies in the energy industries is related to worldwide energy prices and costs related to energy production. The energy industries are cyclical and highly dependent on commodity prices. Energy-related companies can be significantly affected by the supply of, and demand for, particular energy products (such as oil and natural gas). Companies in the energy industries may be adversely affected by natural disasters or other catastrophes. The companies may be at risk for environmental damage claims and other types of litigation. Companies in the energy industries also may be adversely affected by changes in exchange rates, interest rates, economic conditions, tax treatment, government regulation and intervention, negative perception, efforts at energy conservation and world events in the regions in which the companies operate (e.g., expropriation, nationalization, confiscation of assets and property or the imposition of restrictions on foreign investments and repatriation of capital, military coups, social unrest, violence or labor unrest). Companies in the energy industries may have significant capital investments in, or engage in transactions involving, emerging market countries, which may heighten these risks.

Real Estate Sector Risk — Securities of companies principally engaged in the real estate sector may be subject to the risks associated with the direct ownership of real estate. Risks commonly associated with the direct ownership of real estate include (i) changes in general economic and market conditions; (ii) changes In the value of real estate properties: (iii) risks related to local economic conditions, overbuilding and increased competition: (iv) increases in property taxes and operating expenses; (v) changes in zoning laws: (vi) casualty and condemnation losses; (vii) variations in rental income, neighborhood values or the appeal of property to tenants: (viii) the availability of financing; and (ix) changes in interest rates and quality of credit extended.

10. Concentration of Shareholders:

At September 30, 2025, the percentage of total shares outstanding held by shareholders owning 10% or greater for the Funds, which are comprised of individual shareholders and omnibus accounts that are held on behalf of various individual shareholders was as follows:

	No. of Shareholders	% Ownership
Fixed Income Fund, Class A	1	13%
Fixed Income Fund, Class Y	1	92%
Total Return Fund, Class Y	2	90%

THE ADVISORS’ INNER CIRCLE FUND III	BROOKMONT FUNDS SEPTEMBER 30, 2025

Notes to Financial Statements - continued

11. Indemnifications:

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

12. Recent Accounting Pronouncements:

In this reporting period, the Funds adopted FASB Accounting Standards Update 2023- 07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The management of each Fund’s Adviser acts as each Fund’s CODM. Each Fund represents a single operating segment, as the CODM monitors the operating results of each Fund as a whole and each Fund’s long-term strategic asset allocation is pre-determined in accordance with each Fund’s single investment objective which is executed by each Fund’s portfolio managers. The financial information in the form of each Fund’s schedule of investments, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus each Fund’s comparative benchmarks and to make resource allocation decisions for each Fund’s single segment, is consistent with that presented within each Fund’s financial statements. Segment assets are reflected on the accompanying Statements of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statements of Operations.

In December 2023, the FASB issued Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (Topic 740) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. Fund Management is evaluating the impacts of these changes on each Fund’s financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	BROOKMONT FUNDS SEPTEMBER 30, 2025

Notes to Financial Statements - concluded

13. Subsequent Events:

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	BROOKMONT FUNDS SEPTEMBER 30, 2025

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of The Advisors’ Inner Circle Fund III and Shareholders of First Foundation Fixed Income Fund and First Foundation Total Return Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of First Foundation Fixed Income Fund and First Foundation Total Return Fund (two of the funds constituting The Advisors’ Inner Circle Fund III, hereafter collectively referred to as the "Funds") as of September 30, 2025, the related statements of operations, the statements of changes in net assets, including the related notes, and the financial highlights for the year ended September 30, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of September 30, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets and the financial highlights for the year then ended in conformity with accounting principles generally accepted in the United States of America.

The financial statements of the Funds as of and for the year ended September 30, 2024 and the financial highlights for each of the years ended on or prior to September 30, 2024 (not presented herein, other than the statement of changes in net assets and the financial highlights) were audited by other auditors whose report dated November 21, 2024 expressed an unqualified opinion on those financial statements and financial highlights.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2025 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

November 24, 2025

We have served as the auditor of one or more investment companies in the Brookmont Capital Management, LLC group of investment companies since 2025.

THE ADVISORS’ INNER CIRCLE FUND III	BROOKMONT FUNDS SEPTEMBER 30, 2025

Notice to Shareholders (Unaudited)

For shareholders that do not have a September 30, 2025 tax year end, this notice is for informational purposes only. For shareholders with a September 30, 2025 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal period ended September 30, 2025, the Fund is designating the following items with regard to distributions paid during the period.

	Return of Capital	Long-Term Capital Gains Distribution	Ordinary Income Distribution	Total Distribution	Dividends Qualifying for Corporate Dividends Received Deduction(1)
Fixed Income Fund . .	0.08%	0.00%	99.92%	100.00%	3.32%
Total Return Fund . . .	0.00%	15.95%	84.05%	100.00%	5.61%

	Qualifying Dividend Income(2)	Qualifying Business Income(3)	U.S. Government Interest(4)	Interest Related Dividends(5)	Qualified Short-Term Capital Gain(6)
Fixed Income Fund . .	3.32%	1.68%	8.11%	92.20%	0.00%
Total Return Fund . . .	17.39%	0.02%	7.76%	9.84%	100.00%

(1) Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions).

(2) The percentage in this column represents the amount of “Qualifying Dividend Income” as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions). It is the intention of the Fund to designate the maximum amount permitted by law.

(3) The percentage of this column represents that amount of ordinary dividend income that qualified for 20% Business Income Deduction.

(4) “U.S. Government Interest” represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of ordinary income. (the total of short term capital gain and net investment income distributions). Generally, interest from direct U.S. Government obligations is exempt from state income tax. However, for residents of California, Connecticut and New York, the statutory threshold requirements were not satisfied to permit exemption of these amounts from state income.

(5) The percentage in this column represents the amount of “Interest Related Dividend” and is reflected as a percentage of ordinary income distributions. Interest related dividends are exempted from U.S. withholding tax when paid to foreign investors.

(6) The percentage of this column represents the amount of “Short-Term Capital Gain Dividends” and is reflected as a percentage of short term capital gain distributions that is exempted from U.S. withholding tax when paid to foreign investors.

The information reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2025. Complete information will be computed and reported in conjunction with your 2025 Form 1099-DIV.

THE ADVISORS’ INNER CIRCLE FUND III	BROOKMONT FUNDS SEPTEMBER 30, 2025

OTHER INFORMATION (FORM N-CSR ITEMS 8-11) (Unaudited)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Effective December 4, 2024, the Audit Committee of the Board of Trustees of The Advisors’ Inner Circle Fund III (the “Trust”) accepted the resignation by Deloitte & Touche LLP (“D&T”) as the independent registered public accounting firm for the First Foundation Fixed Income Fund and the First Foundation Total Return Fund (the “Funds”) for the Funds’ fiscal-year-ended September 30, 2025.

D&T’s reports on the financial statements of the Funds as of and for the fiscal-years-ended September 30, 2024, and 2023, did not contain an adverse o[pinion or disclaimer of opinion, and were not qualified or modified as to uncertainty, audit scope, or accounting principles.

During the Funds’ two fiscal-years-ended September 30, 2024, and 2023, and the subsequent interim period through December 4, 2024, there were no disagreements with D&T on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which, if not resolved to the satisfaction of D&T, would have caused D&T to make reference to the subject matter of the disagreement in connection with D&T’s reports on the financial statements. In addition, there have been no reportable events of the kind described in item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934 with respect to the Funds.

The Funds have provided D&T with a copy of the foregoing disclosures and have requested that D&T furnish the Funds with a letter addressed to the U.S. Securities and Exchange Commission (the “SEC”) stating whether D&T agrees with the statements made by the Funds, set forth above, and, if not, stating the respects in which D&T does not agree. A copy of the letter from D&T to the SEC is filed as an exhibit to this Form N-CSR.

On December 4, 2024, the Audit Committee of the Trust’s Board of Trustees approved, and the Trust’s Board of Trustees, based on the recommendation of the Audit Committee, approved, the appointment of PricewaterhouseCoopers LLP (“PwC”) as the Funds’ independent registered public accounting firm for the fiscal-year-ended September 30, 2025.

For the two fiscal-years-ended September 30, 2024, and 2023, and the subsequent interim period through December 4, 2024, neither the Funds, nor anyone on the Funds’ behalf, consulted with PwC on items which: (1) concerned the application of accounting principles to a specific transaction, either completed or proposed, or

THE ADVISORS’ INNER CIRCLE FUND III	BROOKMONT FUNDS SEPTEMBER 30, 2025

the type of audit opinion that might be rendered on the Funds’ financial statements, and no written report or oral advice was provided to the Funds that PwC concluded was an important factor considered by the Funds in reaching a decision as to any accounting, auditing, or financial reporting issue; or (2) concerned the subject of a disagreement (as defined in paragraph (a)(1)(v) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(v) of said Item 304).

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

At a Special Meeting of Shareholders held on June 11, 2025, shareholders of the Advisors’ Inner Circle III Trust elected Trustees.

All Nominees receiving a plurality of the votes cast at the Meeting with respect to a Trust will be elected as Trustees of the Trust, provided that thirty-three and one third percent (33 1/3%) of the shares of the Trust entitled to vote are present in person or by proxy at the Meeting. The election of Trustees for one Trust is not contingent on the election of Trustees for the other Trust. With a plurality vote, the Nominees who receive the highest number of votes will be elected, even if they receive votes from less than a majority of the votes cast. Because the Nominees are running unopposed, assuming a quorum is present, all Nominees are expected to be elected as Trustees, as all Nominees who receive a single vote in his other favor will be elected, while votes not cast or votes to withhold (or abstentions) will have no effect on the election outcome.

	Votes For	Votes Withheld	Proposal Passing
John G. Alshefski	1,662,873,478	5,330,326	Yes
Jon C. Hunt	1,574,558,027	93,645,777	Yes
Thomas P. Lemke	1,627,701,282	40,502,522	Yes
Nichelle Maynard-Elliott	1,642,537,284	25,666,520	Yes
Jay C. Nadel	1,647,431,408	20,772,396	Yes
Randall S. Yanker	1,627,734,666	40,469,138	Yes

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The remuneration paid by the company during the period covered by the report to the Trustees on the company’s Board of Trustees is disclosed within the Statement(s) of Operations of the financial statements (Item 7).

THE ADVISORS’ INNER CIRCLE FUND III	BROOKMONT FUNDS SEPTEMBER 30, 2025

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Funds’ advisory and sub-advisory agreements (the “Agreements”) must be renewed at least annually after their initial two-year term: (i) by the vote of the Board of Trustees (the “Board” or the “Trustees”) of The Advisors’ Inner Circle Fund III (the “Trust”) or by a vote of a majority of the shareholders of the Funds; and (ii) by the vote of a majority of the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such renewal.

A Board meeting was held on September 10 – 11, 2025 to decide whether to renew the Agreements for additional one-year terms. In preparation for the meeting, the Trustees requested that the Adviser and the Sub-Adviser furnish information necessary to evaluate the terms of the Agreements. Prior to the meeting, the Independent Trustees of the Funds met to review and discuss the information provided and submitted a request for additional information to the Adviser and the Sub-Adviser, and information was provided in response to this request. The Trustees used this information, as well as other information that the Adviser, the Sub-Adviser and other service providers of the Funds presented or submitted to the Board at the meeting and other meetings held during the prior year, to help them decide whether to renew the Agreements for an additional year.

Specifically, the Board requested and received written materials from the Adviser, the Sub-Adviser and other service providers of the Funds regarding: (i) the nature, extent and quality of the Adviser’s and the Sub-Adviser’s services; (ii) the Adviser’s and the Sub-Adviser’s investment management personnel; (iii) the Adviser’s and the Sub-Adviser’s operations and financial condition; (iv) the Adviser’s and the Sub-Adviser’s brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the Funds’ advisory fees paid to the Adviser and the Sub-Adviser and the Funds’ overall fees and operating expenses compared with peer groups of funds; (vi) the level of the Adviser’s and the Sub-Adviser’s profitability from their relationships with the Funds, including both direct and indirect benefits accruing to the Adviser and the Sub-Adviser and their affiliates; (vii) the Adviser’s and the Sub-Adviser’s potential economies of scale; (viii) the Adviser’s and the Sub-Adviser’s compliance programs, including a description of material compliance matters and material compliance violations; (ix) the Adviser’s and the Sub-Adviser’s policies on and compliance procedures for personal securities transactions; and (x) the Funds’ performance compared with peer groups of funds and the Funds’ benchmark indices.

Representatives from the Adviser and the Sub-Adviser, along with other Fund service providers, presented additional information and participated in question and answer sessions at the Board meeting to help the Trustees evaluate the Adviser’s and the

THE ADVISORS’ INNER CIRCLE FUND III	BROOKMONT FUNDS SEPTEMBER 30, 2025

Sub-Adviser’s services, fees and other aspects of the Agreements. The Independent Trustees received advice from independent counsel and met in executive sessions outside the presence of Fund management, the Adviser and the Sub-Adviser.

At the Board meeting, the Trustees, including all of the Independent Trustees, based on their evaluation of the information provided by the Adviser, the Sub-Adviser and other service providers of the Funds, renewed the Agreements. In considering the renewal of the Agreements, the Board considered various factors that they determined were relevant, including: (i) the nature, extent and quality of the services provided by the Adviser and the Sub-Adviser; (ii) the investment performance of the Funds and the Adviser and the Sub-Adviser; (iii) the costs of the services provided and profits realized by the Adviser and the Sub-Adviser from their relationships with the Funds, including both direct and indirect benefits accruing to the Adviser and the Sub-Adviser and their affiliates; (iv) the extent to which economies of scale are being realized by the Adviser and the Sub-Adviser; and (v) whether fee levels reflect such economies of scale for the benefit of Fund investors, as discussed in further detail below.

Nature, Extent and Quality of Services Provided by the Adviser and the Sub-Adviser

In considering the nature, extent and quality of the services provided by the Adviser and the Sub-Adviser, the Board reviewed the portfolio management services provided by the Adviser and the Sub-Adviser to the Funds, including the quality and continuity of the Adviser’s and the Sub-Adviser’s portfolio management personnel, the resources of the Adviser and the Sub-Adviser, and the Adviser’s and the Sub-Adviser’s compliance histories and compliance programs. The Trustees reviewed the terms of the Agreements. The Trustees also reviewed the Adviser’s and the Sub-Adviser’s investment and risk management approaches for the Funds. The Trustees considered that the Adviser supervises and monitors the performance of the Sub-Adviser. The most recent investment adviser registration forms (“Form ADV”) for the Adviser and the Sub-Adviser were available to the Board, as were the responses of the Adviser and the Sub-Adviser to a detailed series of questions which included, among other things, information about the investment advisory services provided by the Adviser and the Sub-Adviser to the Funds.

The Trustees also considered other services provided to the Funds by the Adviser and the Sub-Adviser such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Funds’ investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services provided to the Funds by the Adviser and the Sub-Adviser were sufficient to support renewal of the Agreements.

THE ADVISORS’ INNER CIRCLE FUND III	BROOKMONT FUNDS SEPTEMBER 30, 2025

Investment Performance of the Funds, the Adviser and the Sub-Adviser

The Board was provided with regular reports regarding the Funds’ performance over various time periods. The Trustees also reviewed reports prepared by the Funds’ administrator comparing the Funds’ performance to their benchmark indices and peer groups of funds as classified by Lipper, an independent provider of investment company data, over various periods of time. Representatives from the Adviser and the Sub-Adviser provided information regarding and led discussions of factors impacting the performance of the Funds, outlining current market conditions and explaining their expectations and strategies for the future. The Trustees determined that the Funds’ performance was satisfactory, or, where the Funds’ performance was materially below their benchmarks and/or peer groups, the Trustees were satisfied by the reasons for the underperformance and/or the steps taken by the Adviser and the Sub-Adviser in an effort to improve the performance of the Funds. Based on this information, the Board concluded, within the context of its full deliberations, that the investment results that the Adviser and the Sub-Adviser had been able to achieve for the Funds were sufficient to support renewal of the Agreements.

Costs of Advisory Services, Profitability and Economies of Scale

In considering the advisory fees payable by the Funds to the Adviser and the Sub-Adviser, as well as the fees payable by the Adviser to the Sub-Adviser, the Trustees reviewed, among other things, a report of the advisory fees paid to the Adviser and the Sub-Adviser. The Trustees also reviewed reports prepared by the Funds’ administrator comparing the Funds’ net and gross expense ratios and advisory fees to those paid by peer groups of funds as classified by Lipper. The Trustees also considered that the Adviser, not the Funds, paid the Sub-Adviser pursuant to the sub-advisory agreement and that the fees payable to the Sub-Adviser reflected an arms-length negotiation between the Adviser and the Sub-Adviser. The Trustees evaluated both the fee under the sub-advisory agreement and the portion of the fee under the advisory agreement retained by the Adviser. The Board concluded, within the context of its full deliberations, that the advisory fees were reasonable in light of the nature and quality of the services rendered by the Adviser and the Sub-Adviser.

The Trustees reviewed the costs of services provided by and the profits realized by the Adviser and the Sub-Adviser from their relationship with the Funds, including both direct benefits and indirect benefits, such as research and brokerage services received under soft dollar arrangements, accruing to the Adviser and the Sub-Adviser and their affiliates. The Trustees considered how the Adviser’s and the Sub-Adviser’s profitability was affected by factors such as their organizational structures and methods for allocating expenses. The Trustees concluded that the profit margins of the Adviser and the Sub-Adviser with respect to the management of the Funds were not unreasonable.

THE ADVISORS’ INNER CIRCLE FUND III	BROOKMONT FUNDS SEPTEMBER 30, 2025

The Trustees considered the Adviser’s and Sub-Adviser’s views relating to economies of scale in connection with the Funds as Fund assets grow and the extent to which the benefits of any such economies of scale are shared with the Funds and Fund shareholders. The Board considered the existence of any economies of scale and whether those were passed along to the Funds’ shareholders through a graduated advisory fee schedule or other means, including fee waivers. The Trustees recognized that economies of scale are difficult to identify and quantify and are rarely identifiable on a fund-by-fund basis. Based on this evaluation, the Board concluded that the advisory fees were reasonable in light of the information that was provided to the Trustees by the Adviser and the Sub-Adviser with respect to economies of scale.

Renewal of the Agreements

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant in the exercise of its reasonable business judgment, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously concluded that the terms of the Agreements, including the fees payable thereunder, were fair and reasonable and agreed to renew the Agreements for another year. In its deliberations, the Board did not identify any absence of information as material to its decision, or any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

Brookmont Funds

PO Box 219009

Kansas City, MO 64121

800-838-0191

Investment Adviser:

Brookmont Capital Management, LLC

5950 Berkshire Lane, Suite 1420,

Dallas, TX 75225

Sub-Adviser:

First Foundation Advisors

18101 Von Karman Avenue, Suite 700,

Irvine, CA 92612

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

2222 Market Street

Philadelphia, PA 19103

Independent Registered Public Accounting Firm:

Deloitte & Touche LLP

1700 Market Street

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Funds described. Investors should read it carefully before investing or sending money.

BRK-AR-001-0500

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included under Item 7.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Included under Item 7.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 16. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Act (17 CFR § 240.13a-15(b) or § 240.15d-15(b)).

(b) There has been no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19. Exhibits.

(a)(1)	Code of Ethics attached hereto.

(a)(2)	Not applicable.

(a)(3)	A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), are filed herewith.

(a)(4)	Not applicable.

(a)(5)	Change in Registrant's Independent Public Accountant attached hereto.

(a)(5)(ii)	Letter from former accountant pursuant to Item 304(a) under Regulation S-K is attached hereto.

(b)	Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund III

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
Principal Executive Officer

Date: December 5, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
Principal Executive Officer

Date: December 5, 2025

By (Signature and Title)	/s/ Andrew Metzger
Andrew Metzger
Principal Financial Officer

Date: December 5, 2025